Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
July 31, 2026
ZEI-NPRT3-0926
1.9881632.109
Common Stocks - 97.6%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	7,620	536,828
AUSTRALIA - 4.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	423,377	1,494,679
Interactive Media & Services - 0.0%
CAR Group Ltd	40,822	745,364
REA Group Ltd	5,379	607,475
SEEK Ltd	38,346	395,642
		1,748,481
TOTAL COMMUNICATION SERVICES		3,243,160
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	122,396	7,666,315
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	64,999	2,921,385
Lottery Corp/The	239,512	938,405
		3,859,790
Specialty Retail - 0.0%
JB Hi-Fi Ltd	11,791	678,302
TOTAL CONSUMER DISCRETIONARY		12,204,407
Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	87,413	302,324
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	144,924	2,448,199
Endeavour Group Ltd/Australia	164,906	402,490
Metcash Ltd	116,645	249,061
Woolworths Group Ltd	131,771	3,677,153
		6,776,903
TOTAL CONSUMER STAPLES		7,079,227
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	25,644	723,524
Santos Ltd	350,139	1,944,584
Whitehaven Coal Ltd	89,724	443,106
Woodside Energy Group Ltd	205,008	4,798,202
TOTAL ENERGY		7,909,416
Financials - 1.6%
Banks - 1.2%
ANZ Group Holdings Ltd	325,068	8,495,679
Bank of Queensland Ltd	70,571	328,709
Bendigo & Adelaide Bank Ltd	62,396	501,624
Commonwealth Bank of Australia	180,487	22,561,747
National Australia Bank Ltd	330,816	9,579,096
Westpac Banking Corp	368,844	9,780,740
		51,247,595
Capital Markets - 0.2%
ASX Ltd	21,036	811,437
HUB24 Ltd	8,852	527,099
Macquarie Group Ltd	38,227	6,786,013
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	0
		8,124,549
Financial Services - 0.0%
AMP Ltd	275,238	414,723
Challenger Ltd	59,243	407,115
Washington H Soul Pattinson & Co Ltd	38,499	1,249,479
		2,071,317
Insurance - 0.2%
Insurance Australia Group Ltd	253,730	1,511,772
Medibank Pvt Ltd	296,316	1,074,069
QBE Insurance Group Ltd	161,067	2,793,670
Steadfast Group Ltd	121,061	432,642
Suncorp Group Ltd	116,708	1,570,277
		7,382,430
TOTAL FINANCIALS		68,825,891
Health Care - 0.2%
Biotechnology - 0.1%
CSL Ltd	52,330	4,524,465
Telix Pharmaceuticals Ltd (b)	31,213	310,125
		4,834,590
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	15,268	350,641
Cochlear Ltd	7,045	590,432
		941,073
Health Care Providers & Services - 0.1%
EBOS Group Ltd	21,694	281,256
Ramsay Health Care Ltd	20,286	630,444
Sigma Healthcare Ltd	621,908	1,282,373
Sonic Healthcare Ltd	53,331	816,204
		3,010,277
Health Care Technology - 0.0%
Pro Medicus Ltd	5,937	675,386
TOTAL HEALTH CARE		9,461,326
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	145,203	1,993,304
Cleanaway Waste Management Ltd	238,809	392,171
		2,385,475
Construction & Engineering - 0.0%
Worley Ltd	49,691	368,828
Ground Transportation - 0.0%
Aurizon Holdings Ltd	181,835	534,734
Passenger Airlines - 0.0%
Qantas Airways Ltd	79,952	556,387
Professional Services - 0.1%
ALS Ltd	54,747	826,309
Computershare Ltd	58,609	1,684,018
		2,510,327
Trading Companies & Distributors - 0.0%
Reece Ltd	24,365	273,571
SGH Ltd	21,552	666,512
		940,083
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	74,727	263,912
Qube Holdings Ltd	189,923	641,469
Transurban Group unit	336,697	3,496,518
		4,401,899
TOTAL INDUSTRIALS		11,697,733
Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	82,048	771,711
Software - 0.1%
IREN Ltd (b)(e)	36,625	1,347,801
Technology One Ltd	32,633	711,746
WiseTech Global Ltd	22,832	588,493
		2,648,040
TOTAL INFORMATION TECHNOLOGY		3,419,751
Materials - 1.5%
Chemicals - 0.0%
Dyno Nobel Ltd	172,726	457,191
Orica Ltd	49,852	814,364
		1,271,555
Metals & Mining - 1.5%
BHP Group Ltd	548,078	23,101,794
BlueScope Steel Ltd	47,330	1,085,574
Capricorn Metals Ltd	49,415	438,037
Evolution Mining Ltd	219,104	1,737,347
Fortescue Ltd	179,335	2,327,097
Genesis Minerals Ltd (b)	124,395	498,325
Glencore PLC	1,025,545	7,553,497
IGO Ltd (b)	74,933	360,639
Lynas Rare Earths Ltd (b)	99,889	980,388
Mineral Resources Ltd (b)	19,000	772,199
Northern Star Resources Ltd	154,211	2,137,181
OceanaGold Corp	24,118	581,509
Perseus Mining Ltd	145,057	496,570
PLS Group Ltd (b)	330,309	959,755
Ramelius Resources Ltd	203,149	436,899
Regis Resources Ltd	80,560	345,216
Rio Tinto Ltd	40,105	4,779,785
Rio Tinto PLC	115,092	11,183,451
Sandfire Resources Ltd (b)	50,512	668,646
South32 Ltd	483,823	1,542,478
Westgold Resources Ltd	100,537	335,126
		62,321,513
TOTAL MATERIALS		63,593,068
Real Estate - 0.2%
Diversified REITs - 0.1%
Charter Hall Group unit	50,973	833,494
GPT Group/The unit	207,531	747,502
Mirvac Group unit	427,686	536,391
Stockland unit	261,838	783,779
		2,901,166
Industrial REITs - 0.1%
Goodman Group unit	220,556	4,591,742
Office REITs - 0.0%
Dexus unit	116,461	489,093
Retail REITs - 0.0%
Scentre Group unit	564,661	1,550,286
Vicinity Ltd unit	425,369	799,415
		2,349,701
TOTAL REAL ESTATE		10,331,702
Utilities - 0.0%
Electric Utilities - 0.0%
Origin Energy Ltd	185,698	1,400,984
Gas Utilities - 0.0%
Apa Group unit	142,455	1,019,039
Multi-Utilities - 0.0%
AGL Energy Ltd	65,585	381,628
TOTAL UTILITIES		2,801,651
TOTAL AUSTRALIA		200,567,332
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,631	1,138,272
Financials - 0.3%
Banks - 0.3%
BAWAG Group AG (c)(d)	8,326	1,682,117
Erste Group Bank AG	34,587	4,498,915
Raiffeisen Bank International AG	13,910	952,795
		7,133,827
Insurance - 0.0%
UNIQA Insurance Group AG	13,214	274,279
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,879	317,141
		591,420
TOTAL FINANCIALS		7,725,247
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	754	175,634
Machinery - 0.0%
ANDRITZ AG	7,773	727,831
TOTAL INDUSTRIALS		903,465
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	12,101	296,668
Metals & Mining - 0.0%
voestalpine AG	11,341	588,243
Paper & Forest Products - 0.0%
Mondi PLC	46,783	562,548
TOTAL MATERIALS		1,447,459
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	9,006	618,442
TOTAL AUSTRIA		11,832,885
BELGIUM - 0.6%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,230	461,332
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	106,616	9,260,025
Food Products - 0.0%
Lotus Bakeries NV	44	565,228
TOTAL CONSUMER STAPLES		9,825,253
Financials - 0.2%
Banks - 0.2%
KBC Group NV	27,054	3,888,746
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,063	726,627
Sofina SA	1,680	476,186
		1,202,813
Insurance - 0.0%
Ageas SA/NV	15,467	1,282,392
TOTAL FINANCIALS		6,373,951
Health Care - 0.1%
Pharmaceuticals - 0.1%
Financiere de Tubize SA	2,074	463,977
UCB SA	13,015	3,345,338
TOTAL HEALTH CARE		3,809,315
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	2,348	728,885
Electrical Equipment - 0.0%
Cenergy Holdings SA (Greece)	6,682	165,048
TOTAL INDUSTRIALS		893,933
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	7,853	240,519
Syensqo SA	7,505	665,090
Umicore SA	24,309	605,490
TOTAL MATERIALS		1,511,099
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	9,087	736,127
Industrial REITs - 0.0%
Warehouses De Pauw CVA	20,537	528,587
TOTAL REAL ESTATE		1,264,714
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,424	779,959
TOTAL BELGIUM		24,919,556
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	80,300	516,889
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	84,300	323,121
TOTAL COMMUNICATION SERVICES		840,010
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cosan SA (b)	182,700	146,689
Lojas Renner SA	108,500	291,094
Ultrapar Participacoes SA	75,000	488,987
Vibra Energia SA	98,097	697,632
TOTAL CONSUMER DISCRETIONARY		1,624,402
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	459,100	1,448,174
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	144,058	525,175
Sendas Distribuidora S/A	146,400	245,485
		770,660
Food Products - 0.0%
MBRF Global Foods Co SA	78,900	273,006
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	86,493	142,984
TOTAL CONSUMER STAPLES		2,634,824
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	405,744	3,925,251
Petroleo Brasileiro SA - Petrobras (PN)	470,700	4,031,799
PRIO SA/Brazil (b)	85,800	1,029,942
TOTAL ENERGY		8,986,992
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	173,968	548,760
Banco Bradesco SA (PN)	557,795	2,027,986
Banco do Brasil SA	308,900	1,301,010
Itau Unibanco Holding SA	583,429	4,936,384
Itausa SA	626,922	1,709,175
NU Holdings Ltd/Cayman Islands Class A (b)	414,059	5,933,465
		16,456,780
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	545,200	1,691,802
Banco BTG Pactual SA unit	117,400	1,315,471
XP Inc depository receipt	41,768	713,223
		3,720,496
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	17,449	168,208
StoneCo Ltd Class A	24,808	282,191
		450,399
Insurance - 0.0%
BB Seguridade Participacoes SA	65,100	529,877
Caixa Seguridade Participacoes S/A	65,400	261,257
		791,134
TOTAL FINANCIALS		21,418,809
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (c)(d)	108,061	738,434
Pharmaceuticals - 0.0%
Hypera SA	43,404	182,122
TOTAL HEALTH CARE		920,556
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	75,000	1,285,571
Electrical Equipment - 0.1%
WEG SA	158,460	1,475,457
Ground Transportation - 0.0%
Localiza Rent a Car SA	93,611	694,537
Rumo SA	127,000	361,772
		1,056,309
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	106,600	310,390
TOTAL INDUSTRIALS		4,127,727
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	53,500	327,808
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	17,588	828,970
Containers & Packaging - 0.0%
Klabin SA unit	105,488	379,779
Metals & Mining - 0.3%
Gerdau SA	137,246	676,327
Vale SA	378,426	5,694,512
Wheaton Precious Metals Corp	48,993	5,328,996
		11,699,835
Paper & Forest Products - 0.0%
Suzano SA	72,022	615,486
TOTAL MATERIALS		13,524,070
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	37,100	198,266
Multiplan Empreendimentos Imobiliarios SA	32,200	178,686
TOTAL REAL ESTATE		376,952
Utilities - 0.1%
Electric Utilities - 0.1%
Axia Energia SA	120,230	1,252,784
Axia Energia SA Series C	32,173	330,098
Cia Energetica de Minas Gerais	205,586	459,909
Cia Paranaense de Energia - Copel	200,200	585,693
Energisa S/A unit	34,670	340,671
Equatorial SA	115,176	878,393
Transmissora Alianca de Energia Eletrica S/A unit	23,600	184,641
		4,032,189
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	78,200	405,875
Engie Brasil Energia SA	37,830	222,391
		628,266
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	255,241	1,394,746
Cia De Saneamento do Parana Sanepar unit	26,400	188,685
		1,583,431
TOTAL UTILITIES		6,243,886
TOTAL BRAZIL		61,026,036
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	61,376	868,638
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	10,806	531,114
CANADA - 7.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	33,299	722,347
Quebecor Inc Class B	16,216	750,389
TELUS Corp	55,768	532,279
		2,005,015
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	41,668	1,410,681
TOTAL COMMUNICATION SERVICES		3,415,696
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	27,594	1,892,419
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	5,274	769,740
Dollarama Inc	29,226	3,981,375
		4,751,115
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	35,398	2,618,015
Restaurant Brands International Inc (United States)	2,051	151,815
		2,769,830
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	10,389	1,035,157
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc (e)	19,946	1,104,119
TOTAL CONSUMER DISCRETIONARY		11,552,640
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	80,229	5,208,575
Empire Co Ltd Class A	13,639	499,209
George Weston Ltd	16,736	1,250,798
Loblaw Cos Ltd	60,218	2,826,941
Metro Inc/CN	20,633	1,371,461
		11,156,984
Food Products - 0.0%
Saputo Inc	25,903	728,577
TOTAL CONSUMER STAPLES		11,885,561
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	61,053	1,460,290
Cameco Corp	46,980	4,054,386
Canadian Natural Resources Ltd	224,951	10,716,002
Cenovus Energy Inc	145,543	4,388,560
Enbridge Inc	235,522	12,815,649
Imperial Oil Ltd	16,158	2,094,886
Keyera Corp	30,498	1,295,760
NexGen Energy Ltd (b)	71,506	653,927
Pembina Pipeline Corp	62,660	3,063,606
South Bow Corp	22,462	832,881
Suncor Energy Inc	127,314	8,549,659
TC Energy Corp	112,363	7,566,478
Tourmaline Oil Corp	39,772	1,756,454
Whitecap Resources Inc	130,825	1,543,564
TOTAL ENERGY		60,792,102
Financials - 3.2%
Banks - 2.3%
Bank of Montreal	75,592	13,560,024
Bank of Nova Scotia/The	132,559	11,628,049
Canadian Imperial Bank of Commerce	99,254	11,755,990
National Bank of Canada	41,566	6,723,323
Royal Bank of Canada	150,750	31,552,276
Toronto Dominion Bank	180,258	21,607,557
		96,827,219
Capital Markets - 0.3%
Brookfield Asset Management Ltd Class A	40,642	1,965,926
Brookfield Corp Class A	230,451	9,794,394
Onex Corp Subordinate Voting Shares	6,262	479,482
TMX Group Ltd	29,666	1,084,343
		13,324,145
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,143	3,588,701
Great-West Lifeco Inc	28,257	1,873,386
iA Financial Corp Inc	9,646	1,426,205
Intact Financial Corp	19,062	3,742,780
Manulife Financial Corp	179,967	7,992,828
Power Corp of Canada Subordinate Voting Shares	57,105	3,902,457
Sun Life Financial Inc	59,743	4,956,813
		27,483,170
TOTAL FINANCIALS		137,634,534
Industrials - 0.7%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	9,498	2,288,301
CAE Inc (b)	34,653	893,856
		3,182,157
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	42,919	963,178
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	17,554	1,088,039
Stantec Inc	12,293	867,530
WSP Global Inc	14,536	1,775,925
		3,731,494
Ground Transportation - 0.4%
Canadian National Railway Co	58,328	7,416,604
Canadian Pacific Kansas City Ltd	95,746	8,504,685
TFI International Inc	8,329	1,125,248
		17,046,537
Passenger Airlines - 0.0%
Air Canada (b)	29,956	542,129
Professional Services - 0.0%
Thomson Reuters Corp	14,118	1,384,961
Trading Companies & Distributors - 0.1%
Finning International Inc	14,047	930,889
Toromont Industries Ltd	8,783	1,321,162
		2,252,051
TOTAL INDUSTRIALS		29,102,507
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	12,399	4,102,810
IT Services - 0.4%
CGI Inc Class A	20,231	1,480,831
Shopify Inc Class A (b)	131,564	15,408,337
		16,889,168
Software - 0.1%
Constellation Software Inc/Canada	2,149	4,603,506
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	1,367	0
Descartes Systems Group Inc/The (b)	9,227	692,955
Open Text Corp	26,256	665,648
		5,962,109
TOTAL INFORMATION TECHNOLOGY		26,954,087
Materials - 0.9%
Chemicals - 0.1%
Nutrien Ltd	51,851	3,578,916
Containers & Packaging - 0.0%
CCL Industries Inc Class B	15,405	1,021,432
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA	54,874	7,966,585
Alamos Gold Inc Class A	45,323	1,259,610
B2Gold Corp	144,199	540,032
Barrick Mining Corp	180,746	6,633,650
DPM Metals Inc	23,959	842,244
Equinox Gold Corp (e)	85,244	763,751
First Majestic Silver Corp	49,983	751,245
Franco-Nevada Corp	20,807	4,426,636
Hudbay Minerals Inc	47,967	1,088,440
Kinross Gold Corp	128,683	2,966,819
Lundin Gold Inc	10,635	595,457
OR Royalties Inc	20,064	596,259
Pan American Silver Corp	45,467	1,957,690
Teck Resources Ltd Class B	48,358	2,910,069
		33,298,487
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,942	384,788
TOTAL MATERIALS		38,283,623
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	4,789	470,889
FirstService Corp Subordinate Voting Shares	4,455	627,549
TOTAL REAL ESTATE		1,098,438
Utilities - 0.3%
Electric Utilities - 0.2%
Emera Inc	32,936	1,759,986
Fortis Inc/Canada	54,854	3,122,552
Hydro One Ltd (c)(d)	34,219	1,425,537
		6,308,075
Gas Utilities - 0.1%
AltaGas Ltd	33,531	1,334,208
Brookfield Infrastructure Corp	13,163	556,435
		1,890,643
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	14,740	491,877
Capital Power Corp	16,879	793,109
Northland Power Inc	28,239	439,544
		1,724,530
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	76,509	447,533
Canadian Utilities Ltd Class A	13,934	553,841
		1,001,374
TOTAL UTILITIES		10,924,622
TOTAL CANADA		331,643,810
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	89,385	597,599
Specialty Retail - 0.0%
Empresas Copec SA	38,756	264,695
TOTAL CONSUMER DISCRETIONARY		862,294
Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	38,347	190,962
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	131,842	277,212
TOTAL CONSUMER STAPLES		468,174
Financials - 0.1%
Banks - 0.1%
Banco de Chile	5,007,092	1,043,210
Banco de Credito e Inversiones SA	8,473	609,673
Banco Itau Chile SA	7,963	179,858
Banco Santander Chile	6,711,295	584,617
TOTAL FINANCIALS		2,417,358
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Quinenco SA	30,932	148,380
Passenger Airlines - 0.0%
Latam Airlines Group SA	27,053,354	719,871
TOTAL INDUSTRIALS		868,251
Materials - 0.1%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	15,405	1,038,874
Metals & Mining - 0.1%
Antofagasta PLC	37,240	1,834,452
Lundin Mining Corp	72,973	1,806,822
		3,641,274
Paper & Forest Products - 0.0%
Empresas Cmpc SA	115,833	131,437
TOTAL MATERIALS		4,811,585
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	76,277	323,485
Plaza SA	81,456	330,283
TOTAL REAL ESTATE		653,768
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	2,038,647	192,934
Enel Chile SA	2,548,708	224,758
		417,692
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	804,028	120,196
TOTAL UTILITIES		537,888
TOTAL CHILE		10,619,318
CHINA - 5.9%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (c)(d)	504,500	645,228
Entertainment - 0.1%
China Ruyi Holdings Ltd (b)	1,240,000	227,685
Kingsoft Corp Ltd	105,400	359,648
Netease Inc	185,990	4,948,491
Tencent Music Entertainment Group Class A ADR	55,181	521,460
		6,057,284
Interactive Media & Services - 1.1%
Baidu Inc A Shares (b)	237,092	3,284,341
Bilibili Inc Z Shares (b)	31,746	604,304
Kuaishou Technology B Shares (c)(d)	308,700	1,720,161
Tencent Holdings Ltd	658,900	40,260,758
		45,869,564
TOTAL COMMUNICATION SERVICES		52,572,076
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	66,000	499,898
Minth Group Ltd	76,200	268,756
		768,654
Automobiles - 0.2%
BYD Co Ltd H Shares	397,500	4,752,049
Geely Automobile Holdings Ltd	594,000	1,499,694
Great Wall Motor Co Ltd H Shares	250,000	289,452
Li Auto Inc A Shares (b)	130,298	887,414
NIO Inc A Shares (b)	202,374	993,017
XPeng Inc A Shares (b)	158,902	1,030,686
Yadea Group Holdings Ltd (c)(d)	120,993	165,542
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	49,000	249,674
		9,867,528
Broadline Retail - 1.3%
Alibaba Group Holding Ltd	2,070,044	31,533,815
JD.com Inc A Shares	291,323	4,792,256
PDD Holdings Inc Class A ADR (b)	84,435	7,477,564
Prosus NV Class N	143,670	6,676,749
Vipshop Holdings Ltd Class A ADR	22,677	347,865
		50,828,249
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	146,690	860,235
TAL Education Group Class A ADR (b)	44,928	561,600
		1,421,835
Hotels, Restaurants & Leisure - 0.4%
Atour Lifestyle Holdings Ltd ADR	9,276	318,445
Guming Holdings Ltd	77,200	230,150
H World Group Ltd	186,100	790,613
Haidilao International Holding Ltd (c)(d)	187,000	283,514
Meituan B Shares (b)(c)(d)	603,480	7,124,974
Tongcheng Travel Holdings Ltd (d)	132,800	241,812
Trip.com Group Ltd (b)	65,600	3,073,393
Yum China Holdings Inc (Hong Kong)	37,700	1,792,125
		13,855,026
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	248,600	716,673
Midea Group Co Ltd H Shares	47,400	600,547
		1,317,220
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	233,800	368,778
Pop Mart International Group Ltd (c)(d)(e)	72,400	1,501,102
		1,869,880
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	126,800	1,276,505
Laopu Gold Co Ltd H Shares (e)	5,100	211,220
Li Ning Co Ltd	249,000	481,020
Shenzhou International Group Holdings Ltd	86,700	492,845
		2,461,590
TOTAL CONSUMER DISCRETIONARY		82,389,982
Consumer Staples - 0.1%
Beverages - 0.0%
China Resources Beer Holdings Co Ltd	168,500	508,395
Nongfu Spring Co Ltd H Shares (c)(d)	195,000	1,088,583
Tsingtao Brewery Co Ltd H Shares	66,000	392,176
		1,989,154
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	626,000	286,563
JD Health International Inc (b)(c)(d)	111,300	559,168
		845,731
Food Products - 0.1%
China Feihe Ltd (c)(d)	398,000	166,966
China Mengniu Dairy Co Ltd	318,000	766,373
Tingyi Cayman Islands Holding Corp	200,000	303,479
Want Want China Holdings Ltd	495,000	213,340
Wilmar International Ltd	283,900	868,195
		2,318,353
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (c)(d)	52,800	207,230
Hengan International Group Co Ltd	69,000	217,847
		425,077
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)	203,000	238,141
TOTAL CONSUMER STAPLES		5,816,456
Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	198,000	178,751
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	225,000	307,272
China Petroleum & Chemical Corp H Shares	2,568,000	1,450,607
China Shenhua Energy Co Ltd H Shares	364,500	2,019,939
COSCO SHIPPING Energy Transportation Co Ltd H Shares	138,000	244,769
PetroChina Co Ltd H Shares	2,276,000	2,884,761
Yankuang Energy Group Co Ltd H Shares	344,200	520,531
		7,427,879
TOTAL ENERGY		7,606,630
Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	3,317,000	2,668,860
Bank of China Ltd A Shares (China)	144,300	129,508
Bank of China Ltd H Shares	8,833,000	6,205,987
Bank of Communications Co Ltd H Shares	2,306,000	2,222,962
BOC Hong Kong Holdings Ltd	388,500	2,585,905
China CITIC Bank Corp Ltd H Shares	981,000	966,940
China Construction Bank Corp H Shares	10,635,000	12,479,385
China Merchants Bank Co Ltd H Shares	357,000	2,317,059
China Minsheng Banking Corp Ltd H Shares	776,900	359,603
Industrial & Commercial Bank of China Ltd A Shares (China)	186,700	220,907
Industrial & Commercial Bank of China Ltd H Shares	8,398,000	8,042,051
Postal Savings Bank of China Co Ltd H Shares (c)(d)	1,029,000	666,546
		38,865,713
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	403,000	391,058
China International Capital Corp Ltd H Shares (c)(d)	159,200	438,478
CITIC Securities Co Ltd H Shares	139,725	486,750
Guotai Haitong Securities Co Ltd H Shares (c)(d)	270,872	515,674
Huatai Securities Co Ltd H Shares (c)(d)	172,200	370,862
		2,202,822
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	803,000	2,989,850
China Pacific Insurance Group Co Ltd H Shares	279,200	1,087,977
China Taiping Insurance Holdings Co Ltd	149,400	419,487
New China Life Insurance Co Ltd H Shares	105,100	648,097
People's Insurance Co Group of China Ltd/The H Shares	939,000	653,746
PICC Property & Casualty Co Ltd H Shares	746,000	1,560,033
Ping An Insurance Group Co of China Ltd H Shares	699,000	5,222,072
		12,581,262
TOTAL FINANCIALS		53,649,797
Health Care - 0.2%
Biotechnology - 0.1%
3SBio Inc (c)(d)	210,000	447,720
Akeso Inc (b)(c)(d)	75,000	898,481
Innovent Biologics Inc (b)(c)(d)	156,000	1,724,626
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	4,800	296,113
Zai Lab Ltd (b)(e)	111,000	202,262
		3,569,202
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	144,000	319,334
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)	146,000	336,218
Wuxi Apptec Co Ltd H Shares (c)(d)	46,264	948,004
Wuxi Biologics Cayman Inc (b)(c)(d)	388,500	1,917,444
		3,201,666
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	857,760	938,435
Hansoh Pharmaceutical Group Co Ltd (c)(d)	124,000	508,814
Kangmei Pharmaceutical Co Ltd rights (b)(f)	713	0
Sino Biopharmaceutical Ltd	1,072,250	687,725
		2,134,974
TOTAL HEALTH CARE		9,225,176
Industrials - 0.3%
Air Freight & Logistics - 0.1%
J&T Global Express Ltd B Shares (b)	636,800	819,304
JD Logistics Inc (b)(c)(d)	226,000	432,842
ZTO Express Cayman Inc A Shares	42,703	1,021,934
		2,274,080
Building Products - 0.0%
Xinyi Glass Holdings Ltd	255,647	303,814
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	379,000	246,468
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	453,000	208,524
China State Construction International Holdings Ltd	202,000	221,772
		430,296
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd H Shares	21,200	1,678,293
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	88,309	838,052
Industrial Conglomerates - 0.0%
CITIC Ltd	849,000	1,339,147
Machinery - 0.2%
Airtac International Group	15,278	619,056
CRRC Corp Ltd H Shares	472,000	316,577
Sinotruk Hong Kong Ltd	71,000	367,928
UBTech Robotics Corp Ltd H Shares (b)	35,150	365,511
Weichai Power Co Ltd H Shares	210,000	882,051
Yangzijiang Shipbuilding (Holdings) Ltd	291,500	889,808
Zhuzhou CRRC Times Electric Co Ltd H Shares	46,100	197,863
		3,638,794
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	260,550	523,931
SITC International Holdings Co Ltd	140,000	704,784
		1,228,715
Professional Services - 0.0%
Kanzhun Ltd ADR	40,917	666,129
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	127,219	248,034
TOTAL INDUSTRIALS		12,891,822
Information Technology - 0.3%
Communications Equipment - 0.0%
Yangtze Optical Fibre & Cable Joint Stock Ltd Co H Shares (c)(d)	32,500	400,946
ZTE Corp H Shares	82,600	261,837
		662,783
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	75,500	371,031
BYD Electronic International Co Ltd	83,500	249,997
Kingboard Holdings Ltd	64,000	319,902
Sunny Optical Technology Group Co Ltd	71,600	511,729
		1,452,659
IT Services - 0.0%
GDS Holdings Ltd A Shares (b)	111,500	453,710
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)	2,543,000	197,800
Hua Hong Grace Semiconductor Ltd (b)(c)(d)	75,000	1,226,985
Silergy Corp	37,000	461,067
Xinyi Solar Holdings Ltd	471,395	132,239
		2,018,091
Software - 0.0%
Horizon Robotics A Shares (b)	1,165,800	768,539
Kingdee International Software Group Co Ltd (b)	305,000	323,963
		1,092,502
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	816,000	2,495,485
Xiaomi Corp B Shares (b)(c)(d)	1,844,800	6,769,465
		9,264,950
TOTAL INFORMATION TECHNOLOGY		14,944,695
Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	47,200	221,603
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	127,000	299,428
China National Building Material Co Ltd H Shares	399,000	189,772
		489,200
Metals & Mining - 0.2%
Aluminum Corp of China Ltd H Shares	426,000	459,548
China Gold International Resources Corp Ltd	25,700	576,435
China Hongqiao Group Ltd	351,500	1,099,894
CMOC Group Ltd H Shares	390,000	839,934
Jiangxi Copper Co Ltd H Shares	117,000	524,847
Lingbao Gold Group Co Ltd H Shares	86,400	212,628
MMG Ltd (b)	516,000	552,030
Shandong Gold Mining Co Ltd H Shares (c)(d)	97,500	250,638
Zhaojin Mining Industry Co Ltd H Shares	181,500	490,641
Zijin Mining Group Co Ltd H Shares	646,000	2,738,070
		7,744,665
TOTAL MATERIALS		8,455,468
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	399,500	688,213
China Resources Land Ltd	308,000	1,303,887
China Resources Mixc Lifestyle Services Ltd (c)(d)	63,800	324,760
Country Garden Services Holdings Co Ltd	225,000	160,665
KE Holdings Inc A Shares	210,000	1,177,869
Longfor Group Holdings Ltd (c)(d)	214,592	187,711
Wharf Holdings Ltd/The	102,000	255,572
TOTAL REAL ESTATE		4,098,677
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	309,000	240,741
China Resources Gas Group Ltd	97,000	206,928
ENN Energy Holdings Ltd	79,900	478,234
Kunlun Energy Co Ltd	406,000	374,814
		1,300,717
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (c)(d)	1,157,000	426,366
China Longyuan Power Group Corp Ltd H Shares	356,000	261,925
China Power International Development Ltd	472,805	171,219
China Resources Power Holdings Co Ltd	236,000	581,995
Huaneng Power International Inc H Shares	438,000	336,777
		1,778,282
Water Utilities - 0.0%
Guangdong Investment Ltd	298,000	321,847
TOTAL UTILITIES		3,400,846
TOTAL CHINA		255,051,625
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	29,660	840,628
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	15,305	266,611
TOTAL FINANCIALS		1,107,239
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	47,883	453,785
TOTAL COLOMBIA		1,561,024
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)	81,583	586,039
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	20,386	967,678
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	8,041	402,002
Moneta Money Bank AS (c)(d)	28,406	259,952
TOTAL FINANCIALS		661,954
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	17,420	1,122,212
TOTAL CZECH REPUBLIC		1,784,166
DENMARK - 1.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	8,109	1,015,814
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,702	1,431,202
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	69,565	4,005,193
Jyske Bank A/S	4,372	694,717
Ringkjoebing Landbobank A/S	2,730	733,672
		5,433,582
Insurance - 0.0%
Tryg A/S	34,410	821,232
TOTAL FINANCIALS		6,254,814
Health Care - 0.6%
Biotechnology - 0.1%
Ascendis Pharma A/S (b)	5,488	1,338,578
Genmab A/S (b)	6,717	1,933,411
Zealand Pharma A/S (b)	7,032	329,794
		3,601,783
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,879	851,685
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	343,704	16,257,743
TOTAL HEALTH CARE		20,711,211
Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	21,273	4,597,542
Commercial Services & Supplies - 0.0%
ISS A/S	15,876	703,913
Electrical Equipment - 0.1%
NKT A/S (b)	5,803	791,400
Vestas Wind Systems A/S	107,380	2,890,397
		3,681,797
TOTAL INDUSTRIALS		8,983,252
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	37,132	2,417,418
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(c)(d)	49,932	1,116,961
TOTAL DENMARK		41,930,672
EGYPT - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Egypt Co	52,536	106,407
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	148,754	105,858
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	289,308	797,506
Commercial International Bank - Egypt (CIB) GDR (d)	10,526	28,473
		825,979
Capital Markets - 0.0%
EFG Holding S.A.E.	124,245	63,641
Financial Services - 0.0%
Fawry for Banking & Payment Technology Services SAE (b)	211,038	77,442
TOTAL FINANCIALS		967,062
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	109,320	207,954
TOTAL EGYPT		1,387,281
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	15,425	622,200
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	29,267	728,309
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	46,426	1,636,065
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	368,338	7,438,554
Insurance - 0.1%
Sampo Oyj A Shares	268,938	2,977,616
TOTAL FINANCIALS		10,416,170
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,811	1,104,570
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	42,017	2,427,440
Konecranes Oyj A Shares	22,870	713,114
Metso Oyj	75,922	1,410,422
Valmet Oyj	15,823	476,593
Wartsila OYJ Abp	52,335	1,770,672
TOTAL INDUSTRIALS		6,798,241
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	582,260	5,381,790
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	65,968	755,993
UPM-Kymmene Oyj	56,572	1,539,086
TOTAL MATERIALS		2,295,079
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	47,380	1,077,700
TOTAL FINLAND		30,060,124
FRANCE - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA	198,050	3,784,279
Media - 0.0%
Publicis Groupe SA	24,402	2,604,439
TOTAL COMMUNICATION SERVICES		6,388,718
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	74,165	2,997,785
Automobiles - 0.0%
Renault SA	19,799	625,179
Hotels, Restaurants & Leisure - 0.0%
Accor SA	22,083	1,143,379
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	3,757	6,656,931
Kering SA	7,585	2,503,608
LVMH Moet Hennessy Louis Vuitton SE	27,373	15,031,480
		24,192,019
TOTAL CONSUMER DISCRETIONARY		28,958,362
Consumer Staples - 0.4%
Beverages - 0.0%
Pernod Ricard SA	21,475	1,673,618
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	60,402	1,108,497
Food Products - 0.1%
Danone SA	69,801	5,429,550
Personal Care Products - 0.3%
L'Oreal SA	24,763	11,029,325
TOTAL CONSUMER STAPLES		19,240,990
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	225,864	19,903,977
Financials - 0.8%
Banks - 0.6%
BNP Paribas SA	106,934	13,587,968
Credit Agricole SA	120,802	2,699,376
Societe Generale SA Series A	71,458	6,716,813
		23,004,157
Insurance - 0.2%
AXA SA	178,089	9,230,288
TOTAL FINANCIALS		32,234,445
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	31,478	5,959,477
Industrials - 1.3%
Aerospace & Defense - 0.9%
Airbus SE	66,648	15,646,200
Safran SA	36,547	14,362,289
Thales SA	9,773	2,771,228
		32,779,717
Building Products - 0.1%
Cie de Saint-Gobain SA	49,097	4,614,485
Construction & Engineering - 0.2%
Bouygues SA	20,385	1,148,283
Eiffage SA	7,723	1,097,637
Vinci SA	53,989	7,622,862
		9,868,782
Electrical Equipment - 0.1%
Legrand SA	28,283	4,299,843
Professional Services - 0.0%
Bureau Veritas SA	37,701	1,202,516
TOTAL INDUSTRIALS		52,765,343
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	16,490	1,960,013
Software - 0.0%
Dassault Systemes SE	70,905	1,649,606
TOTAL INFORMATION TECHNOLOGY		3,609,619
Materials - 0.3%
Chemicals - 0.3%
Air Liquide SA	68,743	13,542,958
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	13,125	1,593,724
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	200,300	6,243,577
Veolia Environnement SA	72,121	2,869,937
TOTAL UTILITIES		9,113,514
TOTAL FRANCE		193,311,127
GERMANY - 4.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG	366,171	11,300,406
Interactive Media & Services - 0.0%
Scout24 SE (c)(d)	7,860	673,890
TOTAL COMMUNICATION SERVICES		11,974,296
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Continental AG	11,655	969,268
Automobiles - 0.2%
Bayerische Motoren Werke AG	34,558	2,363,138
Mercedes-Benz Group AG	77,928	4,213,504
		6,576,642
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	23,638	770,315
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	19,406	3,590,559
TOTAL CONSUMER DISCRETIONARY		11,906,784
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	10,406	852,671
Personal Care Products - 0.0%
Beiersdorf AG	9,683	899,464
TOTAL CONSUMER STAPLES		1,752,135
Financials - 1.1%
Banks - 0.1%
Commerzbank AG	107,030	4,649,293
Capital Markets - 0.3%
Deutsche Bank AG	206,073	7,574,554
Deutsche Boerse AG	20,094	6,052,659
		13,627,213
Insurance - 0.7%
Allianz SE	41,029	20,436,645
Hannover Rueck SE	6,498	1,877,788
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,691	8,224,186
		30,538,619
TOTAL FINANCIALS		48,815,125
Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	10,627	962,593
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (c)(d)	31,618	1,346,440
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	22,388	1,148,995
Fresenius SE & Co KGaA	44,312	2,277,515
		3,426,510
Pharmaceuticals - 0.2%
Bayer AG	105,940	5,879,223
Merck KGaA	13,942	2,304,170
		8,183,393
TOTAL HEALTH CARE		13,918,936
Industrials - 1.5%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	5,812	2,424,823
Rheinmetall AG	5,033	6,653,370
		9,078,193
Air Freight & Logistics - 0.2%
Deutsche Post AG	99,254	6,630,346
Electrical Equipment - 0.3%
Siemens Energy AG	78,015	13,328,322
Industrial Conglomerates - 0.7%
Siemens AG	77,599	25,425,047
Machinery - 0.1%
Daimler Truck Holding AG	51,987	2,933,895
Gea Group Ag	15,622	1,110,595
Knorr-Bremse AG	7,126	845,564
		4,890,054
Trading Companies & Distributors - 0.0%
Brenntag SE	13,235	933,115
TOTAL INDUSTRIALS		60,285,077
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	140,817	10,105,534
Software - 0.5%
SAP SE	109,976	20,158,070
TOTAL INFORMATION TECHNOLOGY		30,263,604
Materials - 0.2%
Chemicals - 0.2%
BASF SE	96,290	5,589,984
Symrise AG	14,327	1,472,037
		7,062,021
Construction Materials - 0.0%
Heidelberg Materials AG	13,699	2,550,275
TOTAL MATERIALS		9,612,296
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	8,179	490,915
Vonovia SE	91,484	2,219,462
TOTAL REAL ESTATE		2,710,377
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	74,037	4,881,786
Multi-Utilities - 0.1%
E.ON SE	239,424	5,157,978
TOTAL UTILITIES		10,039,764
TOTAL GERMANY		201,278,394
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	19,025	439,212
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Allwyn AG	18,301	282,874
Specialty Retail - 0.0%
FF Group (b)(f)	256	0
JUMBO SA	11,804	329,405
		329,405
TOTAL CONSUMER DISCRETIONARY		612,279
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	6,815	399,223
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	222,498	1,094,543
Eurobank SA	279,063	1,432,017
National Bank of Greece SA	89,902	1,669,095
Optima bank SA	19,450	233,708
Piraeus Bank SA	114,886	1,324,808
TOTAL FINANCIALS		5,754,171
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	7,435	387,701
Industrial Conglomerates - 0.0%
Metlen Energy & Metals PLC (Greece)	11,721	621,199
Marine Transportation - 0.0%
Star Bulk Carriers Corp	9,683	278,386
TOTAL INDUSTRIALS		1,287,286
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	30,823	792,621
TOTAL GREECE		9,284,792
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA (e)	10,493	1,001,872
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	388,000	656,529
PCCW Ltd	486,000	364,388
TOTAL COMMUNICATION SERVICES		1,020,917
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (c)(d)	844,266	909,677
Financials - 0.6%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	6,620	695,894
Hong Kong Exchanges & Clearing Ltd	128,649	6,702,980
		7,398,874
Insurance - 0.4%
AIA Group Ltd	1,127,600	11,367,222
Prudential PLC	272,272	4,091,853
		15,459,075
TOTAL FINANCIALS		22,857,949
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	176,391	744,934
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	36,000	456,748
Machinery - 0.1%
Techtronic Industries Co Ltd	154,000	2,592,064
Marine Transportation - 0.0%
Orient Overseas International Ltd	14,000	273,309
TOTAL INDUSTRIALS		4,067,055
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	33,500	646,300
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	211,745	1,291,681
Hang Lung Properties Ltd	196,000	182,194
Henderson Land Development Co Ltd	146,010	528,752
Hongkong Land Holdings Ltd (Singapore)	107,109	868,520
Sino Land Co Ltd	418,398	570,853
Sun Hung Kai Properties Ltd	166,000	2,605,346
Swire Properties Ltd	104,600	318,772
Wharf Real Estate Investment Co Ltd	174,000	589,733
		6,955,851
Retail REITs - 0.0%
Link REIT	290,072	1,446,957
TOTAL REAL ESTATE		8,402,808
Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	65,500	522,837
CLP Holdings Ltd	172,000	1,710,084
Power Assets Holdings Ltd	147,500	1,110,613
		3,343,534
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,170,865	1,049,574
TOTAL UTILITIES		4,393,108
TOTAL HONG KONG		42,297,814
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A (b)	49,515	708,935
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	26,592	3,935,082
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	15,070	562,039
TOTAL HUNGARY		5,206,056
INDIA - 2.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	146,012	598,868
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	335,070	6,924,135
TOTAL COMMUNICATION SERVICES		7,523,003
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Samvardhana Motherson International Ltd	474,213	749,169
Automobiles - 0.2%
Bajaj Auto Ltd	7,189	868,015
Eicher Motors Ltd	15,075	1,237,185
Mahindra & Mahindra Ltd	95,173	3,389,774
Maruti Suzuki India Ltd	14,230	2,122,603
Tata Motors Passenger Vehicles Limited	226,589	806,768
		8,424,345
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	509,037	1,613,631
Indian Hotels Co Ltd/The	97,289	753,297
		2,366,928
Specialty Retail - 0.0%
Trent Ltd	29,326	923,805
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	44,930	2,294,508
TOTAL CONSUMER DISCRETIONARY		14,758,755
Consumer Staples - 0.1%
Beverages - 0.0%
Varun Beverages Ltd	145,921	676,363
Personal Care Products - 0.1%
Hindustan Unilever Ltd	96,247	2,119,218
Tobacco - 0.0%
ITC Ltd	325,401	958,218
TOTAL CONSUMER STAPLES		3,753,799
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Bharat Petroleum Corp Ltd	213,752	714,541
Coal India Ltd	245,661	1,066,808
Indian Oil Corp Ltd	409,317	600,180
Oil & Natural Gas Corp Ltd	446,930	1,138,913
Reliance Industries Ltd	729,669	9,992,850
TOTAL ENERGY		13,513,292
Financials - 0.9%
Banks - 0.7%
Axis Bank Ltd	247,964	3,193,951
Federal Bank Ltd	195,476	735,084
HDFC Bank Ltd/Gift City	1,228,310	9,622,411
ICICI Bank Ltd	571,937	8,597,984
IndusInd Bank Ltd	62,299	660,853
Kotak Mahindra Bank Ltd	589,440	2,410,238
State Bank of India	198,871	2,140,896
		27,361,417
Capital Markets - 0.0%
HDFC Asset Management Co Ltd (c)(d)	21,814	597,797
Consumer Finance - 0.1%
Bajaj Finance Ltd	301,747	3,608,123
Cholamandalam Investment and Finance Co Ltd	45,911	889,931
Shriram Finance Ltd	151,919	1,665,490
		6,163,544
Financial Services - 0.1%
Bajaj Finserv Ltd	40,996	871,587
Jio Financial Services Ltd	346,817	932,277
Power Finance Corp Ltd	157,273	699,287
REC Ltd	131,958	515,708
		3,018,859
Insurance - 0.0%
HDFC Life Insurance Co Ltd (c)(d)	113,148	650,282
PB Fintech Ltd (b)	40,145	674,121
		1,324,403
TOTAL FINANCIALS		38,466,020
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Apollo Hospitals Enterprise Ltd	10,989	1,031,229
Max Healthcare Institute Ltd	79,525	915,538
		1,946,767
Pharmaceuticals - 0.1%
Cipla Ltd/India	61,717	952,746
Dr Reddy's Laboratories Ltd	65,649	787,845
Sun Pharmaceutical Industries Ltd	116,302	2,425,570
		4,166,161
TOTAL HEALTH CARE		6,112,928
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	385,587	1,567,597
Hindustan Aeronautics Ltd (d)	20,206	984,506
		2,552,103
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	72,651	2,997,342
Electrical Equipment - 0.0%
CG Power & Industrial Solutions Ltd	71,381	645,939
Suzlon Energy Ltd (b)	1,212,465	609,413
		1,255,352
Machinery - 0.0%
Tata Motors Ltd /new	225,888	1,033,578
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)	20,356	1,102,538
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	40,530	1,278,145
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	84,386	1,499,638
TOTAL INDUSTRIALS		11,718,696
Information Technology - 0.3%
IT Services - 0.3%
HCL Technologies Ltd	113,963	1,611,920
Infosys Ltd	371,645	4,415,948
Persistent Systems Ltd	11,340	660,174
Tata Consultancy Services Ltd	109,158	2,708,872
Tech Mahindra Ltd	68,799	1,194,893
Wipro Ltd	325,574	628,140
TOTAL INFORMATION TECHNOLOGY		11,219,947
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	48,563	1,397,287
Construction Materials - 0.0%
UltraTech Cement Ltd	12,993	1,620,751
Metals & Mining - 0.2%
Hindalco Industries Ltd	157,421	1,613,494
Tata Steel Ltd	793,597	1,579,428
Vedanta Ltd	192,889	535,642
		3,728,564
TOTAL MATERIALS		6,746,602
Utilities - 0.1%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	490,375	1,460,122
Tata Power Co Ltd/The	189,331	755,568
		2,215,690
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (b)	519,577	1,149,909
NTPC Ltd	511,969	1,862,319
		3,012,228
TOTAL UTILITIES		5,227,918
TOTAL INDIA		119,040,960
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	4,903,600	715,880
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	3,062,200	90,020
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	928,900	97,748
XLSMART Telecom Sejahtera Tbk PT	658,000	89,102
		186,850
TOTAL COMMUNICATION SERVICES		992,750
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	101,141,600	281,366
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,183,900	160,605
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	801,700	146,806
Indofood CBP Sukses Makmur Tbk PT	222,700	86,309
Indofood Sukses Makmur Tbk PT	473,800	183,431
Japfa Comfeed Indonesia Tbk PT	532,500	63,714
		480,260
TOTAL CONSUMER STAPLES		640,865
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adaro Andalan Indonesia PT	325,800	167,792
Alamtri Resources Indonesia Tbk PT	898,000	122,773
Bumi Resources Tbk PT (b)	18,626,900	169,624
Dian Swastatika Sentosa Tbk PT (b)	4,195,300	195,046
Energi Mega Persada Tbk PT (b)	1,816,100	130,568
United Tractors Tbk PT	154,100	205,647
TOTAL ENERGY		991,450
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	5,917,200	2,073,831
Bank Mandiri Persero Tbk PT	3,972,900	924,375
Bank Negara Indonesia Persero Tbk PT	1,453,900	284,688
Bank Rakyat Indonesia Persero Tbk PT	7,379,110	1,240,989
TOTAL FINANCIALS		4,523,883
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	1,971,300	79,171
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	2,176,700	618,358
Jardine Matheson Holdings Ltd (Singapore)	22,335	1,483,378
TOTAL INDUSTRIALS		2,101,736
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	2,940,948	299,193
Metals & Mining - 0.0%
Alamtri Minerals Indonesia Tbk PT	680,800	57,213
Amman Mineral Internasional PT (b)	1,483,100	335,802
ANTAM Persero Tbk PT	869,000	138,490
Bumi Resources Minerals Tbk PT (b)	9,091,300	281,658
Merdeka Battery Materials Tbk PT (b)	5,034,900	140,577
Merdeka Copper Gold Tbk PT	1,421,600	213,911
Merdeka Gold Resources Tbk PT	451,800	165,016
		1,332,667
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	260,600	121,139
TOTAL MATERIALS		1,752,999
Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,064,800	88,725
TOTAL INDONESIA		11,452,945
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	17,200	1,642,270
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	227,771	2,693,518
Bank of Ireland Group PLC	102,361	2,135,300
TOTAL FINANCIALS		4,828,818
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	16,329	1,511,090
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	16,986	2,563,188
TOTAL INDUSTRIALS		4,074,278
TOTAL IRELAND		10,545,366
ISRAEL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	296,783	710,959
Wireless Telecommunication Services - 0.0%
Partner Communications Co Ltd	14,676	181,115
TOTAL COMMUNICATION SERVICES		892,074
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	11,651	458,001
Hotels, Restaurants & Leisure - 0.0%
Fattal Holdings 1998 Ltd (b)	780	172,996
TOTAL CONSUMER DISCRETIONARY		630,997
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	21,288	304,433
Food Products - 0.0%
Strauss Group Ltd	6,283	238,040
TOTAL CONSUMER STAPLES		542,473
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	9,550	250,334
Delek Yizum Nechasim Ltd	955	21,075
Paz Retail And Energy Ltd	969	273,596
TOTAL ENERGY		545,005
Financials - 0.3%
Banks - 0.2%
Bank Hapoalim BM	141,387	3,438,343
Bank Leumi Le-Israel BM	159,325	3,773,446
FIBI Holdings Ltd	1,854	181,912
First International Bank of Israel Ltd	5,652	437,145
Israel Discount Bank Ltd Class A	132,071	1,380,988
Mizrahi Tefahot Bank Ltd	16,563	1,233,893
		10,445,727
Capital Markets - 0.0%
Plus500 Ltd	7,479	394,121
Tel Aviv Stock Exchange Ltd	9,540	368,304
		762,425
Insurance - 0.1%
Clal Insurance Enterprises Holdings Ltd	7,048	534,509
Harel Insurance Investments & Financial Services Ltd	12,086	694,752
Menora Mivtachim Holdings Ltd	2,312	362,326
Migdal Insurance & Financial Holdings Ltd (b)	50,688	288,389
Phoenix Financial Ltd	24,568	1,382,528
		3,262,504
TOTAL FINANCIALS		14,470,656
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	125,655	4,399,182
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bet Shemesh Engines Holdings 1997 Ltd (b)	752	204,453
Elbit Systems Ltd	2,928	2,358,303
		2,562,756
Construction & Engineering - 0.0%
Electra Ltd/Israel	4,292	167,102
Shapir Engineering and Industry Ltd	15,796	236,643
Shikun & Binui Ltd (b)	39,277	224,881
		628,626
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd	12,820	322,936
Passenger Airlines - 0.0%
El Al Israel Airlines	34,125	151,728
TOTAL INDUSTRIALS		3,666,046
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	7,749	602,123
IT Services - 0.0%
Matrix IT Ltd	5,310	150,275
Wix.com Ltd (b)(e)	4,502	247,745
		398,020
Semiconductors & Semiconductor Equipment - 0.2%
Camtek Ltd/Israel (Israel) (b)	3,082	429,655
Nova Ltd (Israel) (b)	3,426	1,373,538
Tower Semiconductor Ltd (b)	12,167	2,694,932
		4,498,125
Software - 0.0%
Cellebrite DI Ltd (b)	12,712	187,502
Check Point Software Technologies Ltd (b)	8,642	1,098,657
Nice Ltd (b)	6,346	617,679
		1,903,838
TOTAL INFORMATION TECHNOLOGY		7,402,106
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	77,405	396,331
Israel Corp Ltd Class A1	4,280	112,191
TOTAL MATERIALS		508,522
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	21,045	149,205
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	6,113	110,199
Alony Hetz Properties & Investments Ltd	18,035	187,696
Amot Investments Ltd	26,432	160,763
Azrieli Group Ltd	3,994	528,831
Big Shopping Centers Ltd	1,745	392,732
Mega Or Holdings Ltd	2,529	411,144
Melisron Ltd	2,557	336,137
Mivne Real Estate KD Ltd	60,854	268,781
		2,396,283
TOTAL REAL ESTATE		2,545,488
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Doral Group Renewable Energy Resources Ltd (b)	13,869	313,544
Energix-Renewable Energies Ltd	29,969	217,671
Enlight Renewable Energy Ltd (b)	15,018	1,277,501
OPC Energy Ltd (b)	17,296	542,845
TOTAL UTILITIES		2,351,561
TOTAL ISRAEL		37,954,110
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (c)(d)	34,315	254,239
Telecom Italia SpA/Milano (b)	188,946	1,602,095
TOTAL COMMUNICATION SERVICES		1,856,334
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	13,178	5,168,231
Hotels, Restaurants & Leisure - 0.0%
Lottomatica Group Spa	27,153	735,194
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	3,701	375,226
Moncler SpA	23,989	1,358,249
		1,733,475
TOTAL CONSUMER DISCRETIONARY		7,636,900
Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	61,354	417,144
Energy - 0.2%
Energy Equipment & Services - 0.0%
Saipem SpA	136,621	659,796
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	215,540	5,995,609
TOTAL ENERGY		6,655,405
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	232,647	3,103,427
Banco BPM SpA	163,418	2,972,727
BPER Banca SPA	164,222	2,664,472
FinecoBank Banca Fineco SpA	66,031	1,803,843
Intesa Sanpaolo SpA	1,658,872	12,539,932
UniCredit SpA	162,636	15,338,505
		38,422,906
Capital Markets - 0.0%
Azimut Holding SpA	12,055	510,314
Financial Services - 0.0%
Banca Mediolanum SpA	23,333	623,422
Poste Italiane SpA	49,346	1,491,437
		2,114,859
Insurance - 0.2%
Generali	112,539	5,703,369
Unipol Assicurazioni SpA	48,687	1,519,802
		7,223,171
TOTAL FINANCIALS		48,271,250
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	11,794	702,453
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	43,013	2,733,976
Electrical Equipment - 0.1%
Prysmian SpA	31,969	4,411,510
Machinery - 0.0%
Interpump Group SpA	8,572	343,398
Passenger Airlines - 0.0%
Ryanair Holdings PLC	56,084	1,572,679
TOTAL INDUSTRIALS		9,061,563
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	833,162	9,409,237
Terna - Rete Elettrica Nazionale	151,377	1,740,716
		11,149,953
Gas Utilities - 0.0%
Italgas SpA	66,717	688,258
Snam SpA	220,817	1,499,292
		2,187,550
Multi-Utilities - 0.0%
A2A SpA	167,865	439,218
Hera SpA	86,089	376,445
		815,663
TOTAL UTILITIES		14,153,166
TOTAL ITALY		88,754,215
JAPAN - 16.0%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	14,900	327,084
NTT Inc	3,224,700	3,090,920
		3,418,004
Entertainment - 0.2%
Capcom Co Ltd	37,000	929,454
Konami Group Corp	11,200	1,442,779
Nexon Co Ltd	42,200	661,378
Nintendo Co Ltd	125,000	5,962,771
Square Enix Holdings Co Ltd	28,600	497,941
Toho Co Ltd/Tokyo	63,500	609,775
		10,104,098
Interactive Media & Services - 0.0%
LY Corp	266,800	743,369
Media - 0.0%
CyberAgent Inc	45,800	418,443
Dentsu Group Inc (b)	23,800	528,093
Hakuhodo DY Holdings Inc	31,400	256,269
Kadokawa Corp	13,500	295,412
		1,498,217
Wireless Telecommunication Services - 0.6%
KDDI Corp	302,700	5,576,859
SoftBank Corp	3,106,100	4,359,653
SoftBank Group Corp	418,900	13,047,692
		22,984,204
TOTAL COMMUNICATION SERVICES		38,747,892
Consumer Discretionary - 2.5%
Automobile Components - 0.4%
Aisin Corp	60,600	835,475
Bridgestone Corp	126,600	3,126,442
Denso Corp	210,500	2,584,709
GS Yuasa Corp	10,900	367,078
JTEKT Corp	25,200	345,069
Koito Manufacturing Co Ltd	23,600	394,427
NHK Spring Co Ltd	20,200	447,825
Nifco Inc/Japan	9,200	297,825
Niterra Co Ltd	17,900	1,045,336
Stanley Electric Co Ltd	11,000	239,698
Sumitomo Electric Industries Ltd	342,600	4,534,344
Sumitomo Rubber Industries Ltd	19,900	281,560
Toyo Tire Corp	13,100	347,470
Yokohama Rubber Co Ltd/The	15,800	750,514
		15,597,772
Automobiles - 0.8%
Honda Motor Co Ltd	420,500	4,238,481
Isuzu Motors Ltd	58,100	866,826
Mazda Motor Corp	64,900	473,159
Nissan Motor Co Ltd (b)	257,000	542,598
Subaru Corp	61,200	1,041,774
Suzuki Motor Corp	212,000	2,767,353
Toyota Motor Corp	1,277,800	24,181,960
Yamaha Motor Co Ltd	110,000	920,137
		35,032,288
Broadline Retail - 0.1%
Isetan Mitsukoshi Holdings Ltd	37,800	843,672
J Front Retailing Co Ltd	29,300	545,207
Pan Pacific International Holdings Corp	287,650	1,611,538
Rakuten Group Inc (b)	164,100	855,642
Ryohin Keikaku Co Ltd	60,500	1,586,932
Takashimaya Co Ltd	33,100	473,193
		5,916,184
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	24,900	869,345
McDonald's Holdings Co Japan Ltd	9,300	469,458
Oriental Land Co Ltd/Japan	130,000	2,594,755
Skylark Holdings Co Ltd	24,300	478,864
Zensho Holdings Co Ltd	10,100	630,660
		5,043,082
Household Durables - 0.6%
Casio Computer Co Ltd	22,600	248,338
Haseko Corp	21,200	368,874
Iida Group Holdings Co Ltd	18,200	260,567
Nikon Corp	33,300	395,682
Open House Group Co Ltd	6,100	324,140
Panasonic Holdings Corp	264,800	7,001,965
Rinnai Corp	12,000	268,348
Sekisui House Ltd	70,200	1,536,839
Sony Group Corp	663,300	15,500,574
Sumitomo Forestry Co Ltd	66,500	560,889
		26,466,216
Leisure Products - 0.1%
Bandai Namco Holdings Inc	69,600	2,016,258
Sankyo Co Ltd	22,300	258,787
Sega Sammy Holdings Inc	16,100	278,130
Shimano Inc	8,500	1,072,957
Yamaha Corp	50,400	390,682
		4,016,814
Specialty Retail - 0.3%
Fast Retailing Co Ltd	22,700	11,115,492
Nitori Holdings Co Ltd	46,900	756,638
Sanrio Co Ltd	114,900	921,971
Shimamura Co Ltd	15,500	326,254
USS Co Ltd	44,700	564,511
Yamada Holdings Co Ltd	65,000	290,334
ZOZO Inc	45,000	319,398
		14,294,598
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	79,233	2,336,141
Goldwin Inc	13,200	189,604
		2,525,745
TOTAL CONSUMER DISCRETIONARY		108,892,699
Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	163,900	1,710,493
Coca-Cola Bottlers Japan Holdings Inc	15,600	374,883
Kirin Holdings Co Ltd	88,200	1,631,678
Sapporo Breweries Ltd	42,500	536,634
Suntory Beverage & Food Ltd	13,500	391,393
		4,645,081
Consumer Staples Distribution & Retail - 0.2%
Aeon Co Ltd (e)	300,300	2,576,490
Cosmos Pharmaceutical Corp	5,100	205,708
Kobe Bussan Co Ltd	16,000	279,739
MatsukiyoCocokara & Co	41,200	657,436
Seven & i Holdings Co Ltd	258,500	3,427,742
Sugi Holdings Co Ltd	12,500	221,526
Sundrug Co Ltd	7,200	170,031
Tsuruha Holdings Inc	25,400	387,750
		7,926,422
Food Products - 0.2%
Ajinomoto Co Inc	97,000	2,991,324
Calbee Inc	11,500	208,640
Ezaki Glico Co Ltd	6,000	190,232
Kewpie Corp	12,500	357,224
Kikkoman Corp	104,500	1,076,242
MEIJI Holdings Co Ltd	28,400	675,445
NH Foods Ltd	10,100	396,658
Nichirei Corp	27,300	379,718
Nisshin Seifun Group Inc	26,200	331,670
Nissin Foods Holdings Co Ltd	25,600	462,802
Toyo Suisan Kaisha Ltd	10,800	700,761
Yakult Honsha Co Ltd	31,600	559,246
Yamazaki Baking Co Ltd	16,800	355,031
		8,684,993
Household Products - 0.0%
Lion Corp	30,300	324,819
Unicharm Corp	138,900	881,036
		1,205,855
Personal Care Products - 0.1%
Kao Corp	97,900	2,012,441
Kobayashi Pharmaceutical Co Ltd	6,000	210,639
Rohto Pharmaceutical Co Ltd	23,700	354,936
Shiseido Co Ltd	42,900	847,431
		3,425,447
Tobacco - 0.1%
Japan Tobacco Inc	118,700	5,292,464
TOTAL CONSUMER STAPLES		31,180,262
Energy - 0.1%
Energy Equipment & Services - 0.0%
Modec Inc	5,100	329,393
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	13,800	343,414
ENEOS Holdings Inc	292,100	2,412,317
Idemitsu Kosan Co Ltd	89,130	729,666
Inpex Corp	99,200	2,286,428
Iwatani Corp	22,800	290,220
		6,062,045
TOTAL ENERGY		6,391,438
Financials - 2.9%
Banks - 1.9%
77 Bank Ltd/The	24,800	537,328
Aozora Bank Ltd	14,900	282,738
Chiba Bank Ltd/The	73,700	1,197,998
Chugin Financial Group Inc	18,700	385,321
Daishi Hokuetsu Financial Group Inc	27,600	396,471
Fukuoka Financial Group Inc	20,600	941,631
Gunma Bank Ltd/The	39,100	614,471
Hachijuni Nagano Bank Ltd	49,000	761,363
Hirogin Holdings Inc	33,200	454,384
Hokuhoku Financial Group Inc	13,100	606,121
Iyogin Holdings Inc	31,400	706,484
Japan Post Bank Co Ltd	192,861	3,728,994
Kyoto Financial Group Inc	32,500	895,829
Kyushu Financial Group Inc	45,100	414,551
Mebuki Financial Group Inc	102,200	946,984
Mitsubishi UFJ Financial Group Inc	1,280,000	28,590,718
Mizuho Financial Group Inc	263,510	13,661,465
Nishi-Nippon Financial Holdings Inc	15,600	412,274
Rakuten Bank Ltd (b)	9,600	328,096
Resona Holdings Inc	248,900	3,375,286
Shizuoka Financial Group Inc	51,900	1,023,728
Sumitomo Mitsui Financial Group Inc	412,800	17,737,578
Sumitomo Mitsui Trust Group Inc	301,600	3,101,257
Yamaguchi Financial Group Inc	22,800	421,600
Yokohama Financial Group Inc	123,500	1,405,777
		82,928,447
Capital Markets - 0.2%
Daiwa Securities Group Inc	150,600	1,684,709
Japan Exchange Group Inc	111,300	1,514,026
Nomura Holdings Inc	309,800	2,997,159
SBI Holdings Inc	58,500	1,104,380
		7,300,274
Consumer Finance - 0.0%
Credit Saison Co Ltd	15,800	447,570
Marui Group Co Ltd	19,600	365,138
		812,708
Financial Services - 0.1%
GMO Payment Gateway Inc	4,900	305,335
Mitsubishi HC Capital Inc	104,600	963,074
ORIX Corp	121,300	4,895,590
Sony Financial Group Inc	581,600	563,854
Tokyo Century Corp	19,500	318,652
Zenkoku Hosho Co Ltd	10,500	206,231
		7,252,736
Insurance - 0.7%
Daiichi Life Group Inc	390,700	4,710,814
Japan Post Holdings Co Ltd	175,700	2,599,369
Japan Post Insurance Co Ltd	57,900	637,543
MS&AD Insurance Group Holdings Inc	130,400	4,014,178
Sompo Holdings Inc	100,800	4,475,181
T&D Holdings Inc	52,700	1,660,884
Tokio Marine Holdings Inc	208,600	10,631,592
		28,729,561
TOTAL FINANCIALS		127,023,726
Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Asahi Intecc Co Ltd	25,600	577,565
Hoya Corp	36,100	5,520,306
Olympus Corp	120,200	1,373,812
Sysmex Corp	51,900	524,060
Terumo Corp	159,700	2,342,782
		10,338,525
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	19,100	277,046
Medipal Holdings Corp	22,000	396,143
Suzuken Co Ltd/Aichi Japan	6,800	216,941
		890,130
Health Care Technology - 0.0%
M3 Inc	46,330	519,042
Pharmaceuticals - 0.6%
Astellas Pharma Inc	195,300	2,682,408
Chugai Pharmaceutical Co Ltd	68,800	2,985,325
Daiichi Sankyo Co Ltd	204,300	3,301,803
Eisai Co Ltd	31,500	946,980
Kyowa Kirin Co Ltd	25,800	414,155
Nippon Shinyaku Co Ltd	6,700	142,513
Ono Pharmaceutical Co Ltd	50,600	756,217
Otsuka Holdings Co Ltd	55,700	3,862,207
Santen Pharmaceutical Co Ltd	35,100	414,398
Shionogi & Co Ltd	86,400	1,562,224
Takeda Pharmaceutical Co Ltd	171,577	5,891,206
		22,959,436
TOTAL HEALTH CARE		34,707,133
Industrials - 4.0%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	23,600	778,875
Sankyu Inc	5,300	313,509
SG Holdings Co Ltd	51,100	508,407
Yamato Holdings Co Ltd	31,600	410,079
		2,010,870
Building Products - 0.2%
AGC Inc	23,400	882,485
Daikin Industries Ltd	31,600	4,577,414
Lixil Corp	30,900	335,600
Nichias Corp	18,900	391,726
Nitto Boseki Co Ltd	18,700	321,176
Sanwa Holdings Corp	23,900	512,322
Takasago Thermal Engineering Co Ltd	12,700	336,325
TOTO Ltd	16,200	703,067
		8,060,115
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	38,700	284,465
Dai Nippon Printing Co Ltd	47,200	855,841
Kokuyo Co Ltd	41,400	235,716
Secom Co Ltd	44,300	1,908,270
TOPPAN Holdings Inc	29,000	813,185
		4,097,477
Construction & Engineering - 0.2%
COMSYS Holdings Corp	12,700	416,858
EXEO Group Inc	20,800	339,641
INFRONEER Holdings Inc	24,000	388,286
JGC Holdings Corp	26,400	369,235
Kajima Corp	48,500	1,620,592
Kandenko Co Ltd	13,300	442,385
Kinden Corp	12,400	545,704
Kraftia Corp	5,700	299,750
Obayashi Corp	69,400	1,364,009
Penta-Ocean Construction Co Ltd	30,600	284,823
Shimizu Corp	58,700	864,700
Taisei Corp	17,600	1,425,643
		8,361,626
Electrical Equipment - 0.4%
Fuji Electric Co Ltd	16,100	1,405,036
Fujikura Ltd	178,100	4,519,530
Furukawa Electric Co Ltd	76,200	1,454,043
Mabuchi Motor Co Ltd	23,000	238,252
Mitsubishi Electric Corp	227,900	8,209,669
NIDEC CORP (b)	113,200	1,817,748
		17,644,278
Ground Transportation - 0.3%
Central Japan Railway Co	101,500	2,525,812
East Japan Railway Co	122,400	2,816,246
Hankyu Hanshin Holdings Inc	26,000	769,286
Keikyu Corp	27,800	271,375
Keio Corp	60,100	305,336
Keisei Electric Railway Co Ltd	51,700	415,505
Kintetsu Group Holdings Co Ltd	20,700	449,635
Kyushu Railway Co	16,500	372,335
Nagoya Railroad Co Ltd	20,800	247,255
Nankai Electric Railway Co Ltd	11,400	213,426
Nikkon Holdings Co Ltd	12,800	404,006
Odakyu Electric Railway Co Ltd	36,900	408,410
Seibu Holdings Inc	26,700	597,943
Seino Holdings Co Ltd	13,900	229,517
Tobu Railway Co Ltd	21,400	415,107
Tokyo Metro Co Ltd	29,100	264,975
Tokyu Corp	61,500	675,144
West Japan Railway Co	49,100	926,508
		12,307,821
Industrial Conglomerates - 0.4%
Hikari Tsushin Inc	2,500	611,292
Hitachi Ltd	489,200	16,031,356
Keihan Holdings Co Ltd	10,900	223,394
Sekisui Chemical Co Ltd	42,600	709,011
		17,575,053
Machinery - 0.9%
Amada Co Ltd	34,000	583,310
Daifuku Co Ltd	41,000	1,510,285
DMG Mori Co Ltd	14,300	327,182
Ebara Corp	44,900	1,524,247
FANUC Corp	99,600	4,013,432
Hitachi Construction Machinery Co Ltd	14,600	486,622
Hoshizaki Corp	11,800	420,830
IHI Corp	116,800	2,042,243
Japan Steel Works Ltd/The	8,100	375,296
Kawasaki Heavy Industries Ltd	90,600	1,547,870
Komatsu Ltd	100,400	4,356,382
Kubota Corp	108,100	1,833,970
Kurita Water Industries Ltd	11,600	623,353
Makita Corp	30,200	972,754
MINEBEA MITSUMI Inc	43,300	986,120
MISUMI Group Inc	30,800	732,762
Mitsubishi Heavy Industries Ltd	363,900	8,501,555
Mitsui E&S Co Ltd	11,000	331,752
Miura Co Ltd	12,200	244,614
Nabtesco Corp	12,900	370,784
NGK Corp	26,500	906,682
NSK Ltd	49,400	351,874
SMC Corp	6,400	2,765,186
Sumitomo Heavy Industries Ltd	13,100	423,483
THK Co Ltd	12,100	497,909
Yaskawa Electric Corp	28,800	857,601
		37,588,098
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	69,100	1,231,282
Mitsui OSK Lines Ltd	39,000	1,440,736
Nippon Yusen KK	44,100	1,693,330
		4,365,348
Passenger Airlines - 0.0%
ANA Holdings Inc	17,100	333,993
Japan Airlines Co Ltd	15,400	284,046
		618,039
Professional Services - 0.3%
BayCurrent Inc	14,500	654,010
Persol Holdings Co Ltd	194,300	322,581
Recruit Holdings Co Ltd	158,800	12,558,035
		13,534,626
Trading Companies & Distributors - 1.1%
ITOCHU Corp	760,200	9,540,215
Marubeni Corp	179,000	5,785,403
Mitsubishi Corp	400,200	11,963,091
Mitsui & Co Ltd	308,900	9,478,375
MonotaRO Co Ltd	26,400	333,147
Nagase & Co Ltd	44,600	314,576
Sojitz Corp	22,500	751,736
Sumitomo Corp	515,400	5,349,834
Toyota Tsusho Corp	76,700	3,183,460
		46,699,837
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	10,100	357,293
Kamigumi Co Ltd	9,700	315,001
Mitsubishi Logistics Corp	33,300	333,884
		1,006,178
TOTAL INDUSTRIALS		173,869,366
Information Technology - 2.6%
Electronic Equipment, Instruments & Components - 0.9%
Alps Alpine Co Ltd	17,400	238,344
Azbil Corp	50,700	525,000
Dexerials Corp	19,000	383,531
Hamamatsu Photonics KK	31,200	444,197
Hirose Electric Co Ltd	3,300	556,079
Horiba Ltd	4,600	721,976
Ibiden Co Ltd	30,400	3,041,302
Jeol Ltd	5,600	284,294
Keyence Corp	21,500	10,784,122
Kyocera Corp	151,500	3,455,230
Meiko Electronics Co Ltd	2,300	288,902
Murata Manufacturing Co Ltd	199,000	9,067,309
Omron Corp	20,900	698,884
Shimadzu Corp	29,000	737,543
Taiyo Yuden Co Ltd	14,100	871,960
TDK Corp	209,680	4,031,825
Yokogawa Electric Corp	24,800	884,485
		37,014,983
IT Services - 0.3%
BIPROGY Inc	8,400	257,774
Fujitsu Ltd	187,700	4,326,349
NEC Corp	147,100	4,371,616
Nomura Research Institute Ltd	47,000	1,390,427
Obic Co Ltd	35,400	1,015,398
Otsuka Corp	24,700	509,674
TISI Inc	21,000	503,462
		12,374,700
Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp	79,000	15,608,973
Disco Corp	10,200	3,645,831
Kioxia Holdings Corp (b)	20,000	5,574,729
Kokusai Electric Corp	20,100	904,796
Lasertec Corp	8,600	1,975,698
Renesas Electronics Corp	201,700	4,042,826
Rohm Co Ltd	37,000	981,112
SCREEN Holdings Co Ltd	20,600	1,571,464
Socionext Inc	19,600	230,124
SUMCO Corp	37,800	768,475
Tokyo Electron Ltd	50,500	16,884,034
Tokyo Seimitsu Co Ltd	4,300	447,752
Ulvac Inc	5,000	263,709
		52,899,523
Software - 0.0%
Oracle Corp Japan	3,500	196,643
Trend Micro Inc/Japan	13,600	547,969
		744,612
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	27,800	692,309
Canon Inc	97,700	2,719,492
FUJIFILM Holdings Corp	134,100	3,156,666
Konica Minolta Inc	54,200	198,026
Ricoh Co Ltd	60,900	597,611
Seiko Epson Corp	34,000	622,780
		7,986,884
TOTAL INFORMATION TECHNOLOGY		111,020,702
Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	11,300	275,802
Air Water Inc	24,600	385,812
Asahi Kasei Corp	147,400	1,573,487
Daicel Corp	26,300	237,307
DIC Corp	8,800	242,000
Kaneka Corp	7,000	249,034
Kansai Paint Co Ltd	16,400	290,306
Kuraray Co Ltd	32,800	376,199
Mitsubishi Chemical Group Corp	147,700	1,086,902
Mitsubishi Gas Chemical Co Inc	21,000	542,436
Mitsui Chemicals Inc	40,400	531,170
Nippon Paint Holdings Co Ltd	115,800	873,819
Nippon Sanso Holdings Corp	23,000	826,833
Nissan Chemical Corp	14,600	678,646
Nitto Denko Corp	73,200	1,545,722
NOF Corp	25,300	439,598
Resonac Holdings Corp	20,000	1,665,983
Shin-Etsu Chemical Co Ltd	214,100	7,632,695
Sumitomo Chemical Co Ltd	177,900	575,651
Teijin Ltd	20,000	203,830
Tokyo Ohka Kogyo Co Ltd	13,000	704,052
Toray Industries Inc	162,400	1,166,561
Tosoh Corp	35,300	593,692
Zeon Corp	20,400	286,080
		22,983,617
Construction Materials - 0.0%
Taiheiyo Cement Corp	12,000	303,872
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	12,600	320,153
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	6,200	316,331
JFE Holdings Inc	69,500	788,555
JX Advanced Metals Corp	59,600	1,380,824
Kobe Steel Ltd	42,900	555,268
Maruichi Steel Tube Ltd	23,500	262,435
Mitsubishi Materials Corp	14,000	363,363
Mitsui Kinzoku Co Ltd	6,200	1,167,294
Nippon Steel Corp	579,700	2,361,595
Sumitomo Metal Mining Co Ltd	29,500	1,482,830
Yamato Kogyo Co Ltd	4,500	378,829
		9,057,324
Paper & Forest Products - 0.0%
Oji Holdings Corp	96,000	527,884
TOTAL MATERIALS		33,192,850
Real Estate - 0.5%
Diversified REITs - 0.0%
Activia Properties Inc	228	204,213
Daiwa House REIT Investment Corp	486	376,288
KDX Realty Investment Corp	438	428,081
Nomura Real Estate Master Fund Inc	468	447,615
Sekisui House Reit Inc	461	219,252
United Urban Investment Corp	341	348,471
		2,023,920
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	822	315,012
Japan Hotel REIT Investment Corp	633	322,555
		637,567
Industrial REITs - 0.0%
GLP J-REIT	520	472,552
Industrial & Infrastructure Fund Investment Corp	271	239,785
LaSalle Logiport REIT	193	184,621
Mitsui Fudosan Logistics Park Inc	349	236,395
		1,133,353
Office REITs - 0.1%
Japan Prime Realty Investment Corp	436	267,907
Japan Real Estate Investment Corp	781	597,661
Nippon Building Fund Inc	953	803,862
Orix JREIT Inc	602	389,554
		2,058,984
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	33,200	700,788
Daiwa House Industry Co Ltd	65,500	1,923,510
Hulic Co Ltd	73,100	803,716
Mitsubishi Estate Co Ltd	131,300	3,187,595
Mitsui Fudosan Co Ltd	297,300	2,896,123
Nomura Real Estate Holdings Inc	56,900	326,974
Sumitomo Realty & Development Co Ltd	101,000	2,263,848
Tokyo Tatemono Co Ltd	22,600	476,889
Tokyu Fudosan Holdings Corp	63,800	530,269
		13,109,712
Residential REITs - 0.0%
Advance Residence Investment Corp	314	291,340
Mitsui Fudosan Accommodations Fund Inc	277	213,414
		504,754
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	776	573,206
TOTAL REAL ESTATE		20,041,496
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	81,700	1,414,642
Chugoku Electric Power Co Inc/The	34,200	200,421
Kansai Electric Power Co Inc/The	110,600	1,674,979
Kyushu Electric Power Co Inc	51,500	570,570
Tohoku Electric Power Co Inc	53,500	393,133
Tokyo Electric Power Co Holdings Inc (b)	83,800	270,533
		4,524,278
Gas Utilities - 0.1%
Osaka Gas Co Ltd	42,900	1,471,853
Toho Gas Co Ltd	35,500	257,108
Tokyo Gas Co Ltd	31,100	1,200,611
		2,929,572
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	17,800	421,083
TOTAL UTILITIES		7,874,933
TOTAL JAPAN		692,942,497
KOREA (SOUTH) - 5.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	22,862	231,611
Entertainment - 0.0%
HYBE Co Ltd	2,389	276,313
JYP Entertainment Corp	2,997	89,135
Krafton Inc	3,098	517,285
NC Corp	1,547	248,513
Pearl Abyss Corp (b)	3,510	81,636
		1,212,882
Interactive Media & Services - 0.1%
Kakao Corp	32,973	839,580
NAVER Corp	15,229	2,154,108
		2,993,688
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	11,274	629,454
TOTAL COMMUNICATION SERVICES		5,067,635
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	7,868	362,149
HL Mando Co Ltd	3,565	108,227
Hyundai Mobis Co Ltd	6,362	2,032,891
		2,503,267
Automobiles - 0.2%
Hyundai Motor Co	14,480	3,790,674
Kia Corp	26,113	2,326,184
		6,116,858
Broadline Retail - 0.0%
Shinsegae Inc	667	190,682
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	3,026	228,461
Kangwon Land Inc	13,330	135,100
		363,561
Household Durables - 0.0%
Coway Co Ltd	5,613	351,351
LG Electronics Inc	11,244	1,231,393
		1,582,744
Textiles, Apparel & Luxury Goods - 0.0%
Youngone Corp	2,238	137,363
TOTAL CONSUMER DISCRETIONARY		10,894,475
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	2,039	110,886
Food Products - 0.0%
CJ CheilJedang Corp	824	108,246
Orion Corp/Republic of Korea	2,401	217,557
Samyang Foods Co Ltd	449	361,695
		687,498
Personal Care Products - 0.0%
Amorepacific Corp	2,702	240,737
APR Corp/Korea	2,605	571,223
Cosmax Inc	924	117,239
LG H&H Co Ltd	980	193,466
		1,122,665
Tobacco - 0.0%
KT&G Corp	10,530	1,294,659
TOTAL CONSUMER STAPLES		3,215,708
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,871	660,856
S-Oil Corp	4,533	401,101
SK Innovation Co Ltd (b)	7,648	578,813
TOTAL ENERGY		1,640,770
Financials - 0.5%
Banks - 0.4%
BNK Financial Group Inc	30,716	318,076
Hana Financial Group Inc	29,585	2,526,703
iM Financial Group Co Ltd	15,300	177,247
Industrial Bank of Korea	28,589	404,975
JB Financial Group Co Ltd	11,869	213,878
KakaoBank Corp	37,563	569,248
KB Financial Group Inc	37,395	4,324,228
Shinhan Financial Group Co Ltd	48,630	3,335,501
Woori Financial Group Inc	72,816	1,665,475
		13,535,331
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	1,474	290,800
Korea Investment Holdings Co Ltd	4,360	608,154
Mirae Asset Securities Co Ltd	21,133	496,023
NH Investment & Securities Co Ltd	15,872	307,158
Samsung Securities Co Ltd	6,743	451,577
		2,153,712
Financial Services - 0.0%
Meritz Financial Group Inc (b)	7,757	657,682
Insurance - 0.1%
DB Insurance Co Ltd	4,397	470,453
Hyundai Marine & Fire Insurance Co Ltd (b)	6,098	160,264
Samsung Fire & Marine Insurance Co Ltd	3,469	1,483,426
Samsung Life Insurance Co Ltd	11,434	2,368,121
		4,482,264
TOTAL FINANCIALS		20,828,989
Health Care - 0.2%
Biotechnology - 0.2%
ABLBio Inc (b)	4,313	197,531
Alteogen Inc	4,627	979,841
Celltrion Inc	17,112	2,178,872
PharmaResearch Co Ltd	628	145,753
Samsung Episholdings Co Ltd	711	182,404
		3,684,401
Health Care Equipment & Supplies - 0.0%
HLB Co Ltd (b)	13,408	281,841
Life Sciences Tools & Services - 0.0%
LigaChem Biosciences Inc (b)	2,708	161,403
Peptron Inc (b)	2,277	199,455
Samsung Biologics Co Ltd (b)(c)(d)	1,297	1,318,437
		1,679,295
Pharmaceuticals - 0.0%
Hanall Biopharma Co Ltd (b)	3,790	111,469
Hanmi Pharm Co Ltd	689	156,931
Sam Chun Dang Pharm Co Ltd	1,547	157,624
SK Biopharmaceuticals Co Ltd (b)	3,082	167,309
Yuhan Corp	6,620	333,994
		927,327
TOTAL HEALTH CARE		6,572,864
Industrials - 0.8%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	3,560	2,258,130
Hanwha Systems Co Ltd	8,028	347,389
Korea Aerospace Industries Ltd	7,788	685,104
LIG Defense&Aerospace Co Ltd	1,449	699,541
		3,990,164
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	4,778	647,440
Construction & Engineering - 0.0%
Daewoo Engineering & Construction Co Ltd (b)	21,203	179,756
DL E&C Co Ltd	3,201	126,488
GS Engineering & Construction Corp	7,233	113,599
Hyundai Engineering & Construction Co Ltd	7,730	494,869
KEPCO Engineering & Construction Co Inc	1,938	117,087
Samsung E&A Co Ltd	17,011	497,534
		1,529,333
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	48,378	2,190,582
Ecopro BM Co Ltd	5,629	397,278
Ecopro Co Ltd	11,331	612,873
HD Hyundai Electric Co Ltd	2,450	1,119,396
Hyosung Heavy Industries Corp	563	904,052
L&F Co Ltd (b)	3,257	162,095
LG Energy Solution Ltd (b)	4,544	1,015,690
LS Corp	1,784	318,102
LS Electric Co Ltd	8,251	1,026,502
POSCO Future M Co Ltd	3,864	362,280
Taihan Cable & Solution Co Ltd (b)	11,515	181,032
		8,289,882
Industrial Conglomerates - 0.4%
CJ Corp	1,429	126,639
Doosan Co Ltd	736	574,182
GS Holdings Corp	4,751	290,422
Hanwha Corp (f)	2,744	159,357
LG Corp	9,571	655,634
Samsung C&T Corp	9,097	2,093,907
SK Inc	3,910	1,443,283
SK Square Co Ltd	9,536	6,478,629
		11,822,053
Machinery - 0.1%
Doosan Bobcat Inc	5,323	216,508
Hanwha Ocean Co Ltd (b)	14,230	832,340
HD Construction Equipment Co Ltd	3,278	276,303
HD Hyundai Heavy Industries Co Ltd	3,511	1,161,473
HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,963	1,302,205
Hyundai Elevator Co Ltd	2,314	106,997
Hyundai Rotem Co Ltd	7,793	715,537
Rainbow Robotics (b)	768	225,570
Samsung Heavy Industries Co Ltd (b)	77,867	1,143,882
		5,980,815
Marine Transportation - 0.0%
HMM Co Ltd	33,795	486,541
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	19,708	344,968
Trading Companies & Distributors - 0.0%
Posco International Corp	5,027	181,083
TOTAL INDUSTRIALS		33,272,279
Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.2%
Hanwha Vision Co Ltd (b)	3,511	98,544
IsuPetasys Co Ltd	5,798	287,627
LG Display Co Ltd (b)	33,635	209,080
LG Innotek Co Ltd	1,510	515,296
Samsung Electro-Mechanics Co Ltd	5,962	4,501,334
Samsung SDI Co Ltd (b)	6,605	1,779,512
		7,391,393
IT Services - 0.0%
Samsung SDS Co Ltd	4,230	589,159
Semiconductors & Semiconductor Equipment - 1.5%
DB HiTek Co Ltd	3,174	178,076
Eo Technics Co Ltd	898	179,908
Hanmi Semiconductor Co Ltd	4,624	660,445
HPSP Co Ltd	5,383	125,322
LEENO Industrial Inc	5,359	232,719
SK Hynix Inc	57,651	64,688,324
WONIK IPS Co Ltd	3,445	223,353
		66,288,147
Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co Ltd	529,660	91,086,833
TOTAL INFORMATION TECHNOLOGY		165,355,532
Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	3,735	98,457
Hansol Chemical Co Ltd	1,018	143,017
Hanwha Solutions Corp (b)	16,938	294,569
KCC Corp	424	110,277
Kumho Petrochemical Co Ltd	1,626	127,687
LG Chem Ltd	4,613	807,269
OCI Holdings Co Ltd	1,555	202,572
SKC Co Ltd (b)	2,793	135,488
		1,919,336
Metals & Mining - 0.1%
Hyundai Steel Co	9,028	161,988
Korea Zinc Co Ltd	1,307	880,532
POSCO Holdings Inc	7,928	1,691,353
		2,733,873
TOTAL MATERIALS		4,653,209
Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	27,870	661,713
TOTAL KOREA (SOUTH)		252,163,174
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	264,488	510,340
Financials - 0.2%
Banks - 0.2%
Al Ahli Bank of Kuwait KSCP	187,834	162,700
Boubyan Bank KSCP	205,270	427,259
Gulf Bank KSCP	272,651	310,191
Kuwait Finance House KSCP	1,366,712	3,467,580
National Bank of Kuwait SAKP	989,886	2,745,062
Warba Bank KSCP	288,275	259,951
		7,372,743
Capital Markets - 0.0%
Boursa Kuwait Securities Co KPSC	13,217	119,824
TOTAL FINANCIALS		7,492,567
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	485,683	223,470
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	245,234	179,923
TOTAL INDUSTRIALS		403,393
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	73,858	221,526
TOTAL KUWAIT		8,627,826
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	35,177	233,448
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	12,096	950,730
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	4,572	239,674
ArcelorMittal SA	45,967	3,219,636
TOTAL MATERIALS		3,459,310
TOTAL LUXEMBOURG		4,643,488
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	222,000	968,141
Sands China Ltd	233,600	438,462

TOTAL MACAU		1,406,603
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	257,821	488,826
TIME dotCom Bhd	135,000	198,237
		687,063
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	444,660	216,042
CELCOMDIGI BHD	364,000	265,585
Maxis Bhd	257,600	233,268
		714,895
TOTAL COMMUNICATION SERVICES		1,401,958
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	116,389
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	506,500	195,742
Petronas Dagangan Bhd	38,600	184,259
		380,001
TOTAL CONSUMER DISCRETIONARY		496,390
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
99 Speed Mart Retail Holdings Bhd	148,700	133,167
Food Products - 0.1%
IOI Corp Bhd	348,500	377,555
Kuala Lumpur Kepong Bhd	63,403	326,451
Nestle Malaysia Bhd	7,100	175,738
PPB Group Bhd	75,640	173,778
QL Resources Bhd	181,700	177,751
SD Guthrie Bhd	399,516	636,534
United Plantations BHD	33,800	279,302
		2,147,109
TOTAL CONSUMER STAPLES		2,280,276
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	505,000	245,301
Yinson Holdings BHD	273,100	130,236
TOTAL ENERGY		375,537
Financials - 0.3%
Banks - 0.3%
Alliance Bank Malaysia Bhd	136,000	158,470
AMMB Holdings Bhd	316,900	524,858
CIMB Group Holdings Bhd	907,043	1,751,671
Hong Leong Bank Bhd	83,200	448,903
Hong Leong Financial Group Bhd	26,300	119,182
Malayan Banking Bhd	820,798	2,188,241
Public Bank Bhd	1,631,200	2,062,198
RHB Bank Bhd	213,896	447,379
		7,700,902
Capital Markets - 0.0%
Bursa Malaysia Bhd	63,400	133,349
TOTAL FINANCIALS		7,834,251
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	333,000	680,842
Kpj Healthcare Bhd	281,700	213,780
TOTAL HEALTH CARE		894,622
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	641,275	670,031
IJM Corp Bhd	325,700	191,415
		861,446
Industrial Conglomerates - 0.0%
Sime Darby Bhd	391,300	206,652
Sunway Bhd	319,000	411,593
		618,245
Marine Transportation - 0.0%
MISC Bhd	144,700	280,374
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	126,978	221,272
TOTAL INDUSTRIALS		1,981,337
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	357,800	193,778
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	314,700	369,100
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	400,100	776,690
TOTAL MATERIALS		1,145,790
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	203,400	188,611
Sime Darby Property Bhd	437,100	144,048
		332,659
Retail REITs - 0.0%
Sunway Real Estate Investment Trust	209,700	113,859
TOTAL REAL ESTATE		446,518
Utilities - 0.0%
Electric Utilities - 0.0%
Tenaga Nasional Bhd	307,200	1,097,462
Gas Utilities - 0.0%
Petronas Gas Bhd	105,400	452,396
Multi-Utilities - 0.0%
YTL Corp Bhd	584,040	276,676
YTL Power International Bhd	301,700	308,269
		584,945
TOTAL UTILITIES		2,134,803
TOTAL MALAYSIA		19,185,260
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	1,947,000	2,481,035
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	53,300	610,752
Coca-Cola Femsa SAB de CV unit	56,620	612,181
Fomento Economico Mexicano SAB de CV unit	180,100	2,302,788
		3,525,721
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	522,100	1,514,797
Food Products - 0.0%
Gruma SAB de CV Series B	17,140	255,554
Grupo Bimbo SAB de CV	149,700	535,547
Sigma Foods SAB de CV	391,709	399,410
		1,190,511
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	147,800	343,056
TOTAL CONSUMER STAPLES		6,574,085
Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (c)(d)	80,000	266,567
Grupo Financiero Banorte SAB de CV	261,000	3,022,684
Grupo Financiero Inbursa SAB de CV Series O	187,600	481,903
		3,771,154
Consumer Finance - 0.0%
Gentera SAB de CV	111,900	259,406
Insurance - 0.0%
Qualitas Controladora SAB de CV	21,700	198,363
TOTAL FINANCIALS		4,228,923
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	57,700	493,929
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	29,500	394,020
Grupo Aeroportuario del Pacifico SAB de CV Series B	44,150	959,832
Grupo Aeroportuario del Sureste SAB de CV Series B	18,715	518,276
Promotora y Operadora de Infraestructura SAB de CV	18,695	295,210
		2,167,338
TOTAL INDUSTRIALS		2,661,267
Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,632,180	1,932,851
Metals & Mining - 0.2%
Fresnillo PLC	19,935	664,968
Grupo Mexico SAB de CV Series B	336,000	4,029,789
Industrias Penoles SAB de CV	20,145	927,371
		5,622,128
TOTAL MATERIALS		7,554,979
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	295,800	532,695
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	116,894	524,958
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	103,800	359,894
TOTAL REAL ESTATE		1,417,547
TOTAL MEXICO		24,917,836
NETHERLANDS - 2.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	413,391	1,951,967
Entertainment - 0.0%
Universal Music Group NV	109,076	1,799,706
TOTAL COMMUNICATION SERVICES		3,751,673
Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	12,066	1,015,020
Heineken NV	29,786	2,696,836
		3,711,856
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	95,700	3,791,848
TOTAL CONSUMER STAPLES		7,503,704
Financials - 0.5%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)	61,016	2,744,063
ING Groep NV	296,127	10,406,365
		13,150,428
Capital Markets - 0.0%
Euronext NV (c)	10,071	1,841,881
Financial Services - 0.1%
Adyen NV (b)(c)(d)	3,403	3,461,587
Insurance - 0.1%
ASR Nederland NV	16,917	1,382,716
NN Group NV	28,373	2,669,815
		4,052,531
TOTAL FINANCIALS		22,506,427
Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,674	5,716,263
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	84,104	2,215,961
TOTAL HEALTH CARE		7,932,224
Industrials - 0.0%
Professional Services - 0.0%
Wolters Kluwer NV	25,084	1,969,311
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	4,997	4,616,747
ASML Holding NV	41,862	68,986,294
BE Semiconductor Industries NV	7,957	1,819,066
		75,422,107
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	15,310	0
TOTAL INFORMATION TECHNOLOGY		75,422,107
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	18,481	1,294,455
TOTAL NETHERLANDS		120,379,901
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Chorus Ltd (Australia)	46,117	254,573
Spark New Zealand Ltd	208,639	235,879
TOTAL COMMUNICATION SERVICES		490,452
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (Australia)	77,515	374,415
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	107,373	932,081
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Fisher & Paykel Healthcare Corp Ltd	63,190	1,511,303
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	114,237	244,961
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	182,455	935,486
TOTAL INDUSTRIALS		1,180,447
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	18,397	918,471
Utilities - 0.1%
Electric Utilities - 0.1%
Contact Energy Ltd	110,837	592,717
Mercury NZ Ltd	76,375	301,386
		894,103
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	140,944	472,625
TOTAL UTILITIES		1,366,728
TOTAL NEW ZEALAND		6,773,897
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	68,074	961,045
Interactive Media & Services - 0.0%
Vend Marketplaces ASA B Shares	19,271	485,968
TOTAL COMMUNICATION SERVICES		1,447,013
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (c)(d)	17,976	161,789
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	29,614	129,673
Mowi ASA	48,278	1,032,036
Orkla ASA	81,624	906,675
Salmar ASA	7,946	432,199
TOTAL CONSUMER STAPLES		2,500,583
Energy - 0.3%
Energy Equipment & Services - 0.1%
DOF Group ASA A Shares	17,258	226,708
TGS ASA	21,038	282,800
		509,508
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	32,727	1,155,071
BLUENORD ASA	2,538	137,110
DNO ASA A Shares	92,775	163,672
Equinor ASA	91,107	3,740,027
Frontline PLC (Norway)	15,289	606,236
Var Energi ASA	100,579	500,905
		6,303,021
TOTAL ENERGY		6,812,529
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	90,910	2,925,619
SpareBank 1 SMN	13,473	279,084
SpareBank 1 Sor-Norge ASA	22,430	501,731
		3,706,434
Insurance - 0.0%
Gjensidige Forsikring ASA	20,470	609,510
Protector Forsikring ASA	6,346	329,034
Storebrand ASA A Shares	46,969	998,108
		1,936,652
TOTAL FINANCIALS		5,643,086
Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	47,437	1,482,547
Industrial Conglomerates - 0.0%
Aker ASA A Shares	2,539	341,302
Machinery - 0.0%
TOMRA Systems ASA	23,456	259,371
TOTAL INDUSTRIALS		2,083,220
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Kitron ASA	23,492	215,400
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	19,741	330,562
TOTAL INFORMATION TECHNOLOGY		545,962
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	140,979	1,300,394
TOTAL NORWAY		20,494,576
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	7,315	2,930,243
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	17,394	526,690
TOTAL PERU		3,456,933
PHILIPPINES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	9,045	179,824
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	69,660	169,138
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	86,830	83,749
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	225,036	375,898
BDO Unibank Inc	230,787	467,816
Metropolitan Bank & Trust Co	194,033	207,778
TOTAL FINANCIALS		1,051,492
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Ayala Corp	26,840	224,190
JG Summit Holdings Inc	310,700	112,491
SM Investments Corp	52,995	513,275
TOTAL INDUSTRIALS		849,956
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	626,900	172,670
SM Prime Holdings Inc	1,166,600	348,690
TOTAL REAL ESTATE		521,360
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	31,380	243,813
TOTAL PHILIPPINES		3,099,332
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (b)	7,587	507,540
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	114,042	1,373,303
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	139	808,181
TOTAL CONSUMER DISCRETIONARY		2,181,484
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(c)(d)	51,285	439,737
Zabka Group SA	45,062	383,594
TOTAL CONSUMER STAPLES		823,331
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA	62,597	2,480,655
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	9,477	349,078
Bank Millennium SA (b)	64,939	359,145
Bank Polska Kasa Opieki SA	19,031	1,250,682
Erste Bank Polska SA	4,226	831,478
mBank SA (b)	1,428	516,628
Powszechna Kasa Oszczednosci Bank Polski SA	93,137	2,790,383
		6,097,394
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	61,571	1,171,541
TOTAL FINANCIALS		7,268,935
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	28,078	500,566
Construction & Engineering - 0.0%
Budimex SA	1,370	264,564
Professional Services - 0.0%
Benefit Systems SA (b)	313	452,451
TOTAL INDUSTRIALS		1,217,581
Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	5,444	291,098
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,059	354,356
KGHM Polska Miedz SA	14,691	1,211,059
TOTAL MATERIALS		1,565,415
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	91,586	247,864
Tauron Polska Energia SA	103,308	249,224
TOTAL UTILITIES		497,088
TOTAL POLAND		16,833,127
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	29,926	599,079
Sonae SGPS SA	85,236	200,511
TOTAL CONSUMER STAPLES		799,590
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	44,111	1,001,788
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	956,693	1,174,919
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	323,033	1,665,100
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	37,411	149,050
TOTAL UTILITIES		1,814,150
TOTAL PORTUGAL		4,790,447
QATAR - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	99,231	340,672
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	63,116	240,953
Qatar Gas Transport Co Ltd	290,153	329,122
TOTAL ENERGY		570,075
Financials - 0.1%
Banks - 0.1%
Al Rayan Bank	643,404	351,654
Commercial Bank PSQC/The	340,175	384,927
Doha Bank QPSC	229,462	182,637
Qatar International Islamic Bank QSC	125,593	373,226
Qatar Islamic Bank QPSC	164,530	978,776
Qatar National Bank QPSC	434,792	1,978,717
TOTAL FINANCIALS		4,249,937
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	183,930	532,442
Marine Transportation - 0.0%
Qatar Navigation QSC	103,300	280,961
TOTAL INDUSTRIALS		813,403
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	553,996	166,457
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	54,248	220,210
TOTAL QATAR		6,360,754
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	67,540	621,697
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	3,049	0
VK IPJSC GDR (b)(d)(f)	3,849	1
TOTAL COMMUNICATION SERVICES		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(f)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	601,730	0
LUKOIL PJSC (b)(f)	21,149	0
Rosneft Oil Co PJSC (b)(f)	55,210	0
Surgutneftegas PAO (b)(f)	351,800	0
Tatneft PJSC (b)(f)	71,609	0
TOTAL ENERGY		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	551,355	0
VTB Bank PJSC (b)(f)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	72,930	0
TKS Holding MKPAO JSC (b)(f)	3,930	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
PhosAgro PJSC GDR cancellation restricted shares (b)(d)(f)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	120,680	0
GMK Norilskiy Nickel PAO (b)(f)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	6,705	0
Novolipetsk Steel PJSC (b)(f)	71,070	0
Polyus PJSC (b)(f)	17,490	0
Severstal PAO (b)(f)	7,553	0
Severstal PAO GDR (b)(d)(f)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(f)	141,950	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	1,756,400	0
TOTAL RUSSIA		1
SAUDI ARABIA - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	205,013	2,355,016
Media - 0.0%
Saudi Research & Media Group (b)	4,111	64,639
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	40,722	673,911
Mobile Telecommunications Co Saudi Arabia	47,716	131,503
		805,414
TOTAL COMMUNICATION SERVICES		3,225,069
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (b)	62,017	264,218
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	5,139	157,228
Jarir Marketing Co	63,151	279,476
		436,704
TOTAL CONSUMER DISCRETIONARY		700,922
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	4,363	110,425
Food Products - 0.0%
Almarai Co JSC	52,737	651,577
Saudia Dairy & Foodstuff Co	1,607	86,950
Savola Group/The	16,195	112,380
		850,907
TOTAL CONSUMER STAPLES		961,332
Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	35,826	158,739
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	317,123	5,281,866
Alinma Bank	158,487	985,822
Bank Al-Jazira	67,902	219,680
Bank AlBilad	79,669	521,651
Banque Saudi Fransi	131,139	690,003
Riyad Bank	211,112	1,143,395
Saudi Awwal Bank	39,639	357,178
Saudi Investment Bank/The	66,274	244,590
Saudi National Bank/The	317,103	3,309,930
		12,754,115
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	5,196	164,091
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance	10,724	138,494
Bupa Arabia for Cooperative Insurance Co	2,781	116,261
Co for Cooperative Insurance/The	7,823	255,385
Rasan Information Technology Co (b)	4,141	143,565
		653,705
TOTAL FINANCIALS		13,571,911
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	4,555	127,596
Dr Sulaiman Al Habib Medical Services Group Co	10,966	686,196
Mouwasat Medical Services Co	9,780	161,980
TOTAL HEALTH CARE		975,772
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	3,704	170,628
Electrical Equipment - 0.0%
Electrical Industries Co	59,402	223,815
Riyadh Cables Group Co	6,111	162,396
		386,211
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	4,193	135,543
Passenger Airlines - 0.0%
flynas Co SJSC (b)	6,320	82,864
TOTAL INDUSTRIALS		775,246
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,672	152,899
Elm Co	2,870	518,136
TOTAL INFORMATION TECHNOLOGY		671,035
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	13,033	76,348
SABIC Agri-Nutrients Co	25,160	823,370
Sahara International Petrochemical Co	39,326	133,303
Saudi Aramco Base Oil Co	5,388	181,776
Saudi Basic Industries Corp	97,071	1,282,046
Saudi Industrial Investment Group	36,572	116,372
Saudi Kayan Petrochemical Co (b)	75,917	101,074
Yanbu National Petrochemical Co	29,681	242,633
		2,956,922
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	146,851	2,213,225
TOTAL MATERIALS		5,170,147
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (c)(d)	23,840	98,839
Dar Al Arkan Real Estate Development Co (b)	56,810	278,188
Makkah Construction & Development Co	10,567	230,586
Umm Al Qura for Development & Construction Co (b)	51,046	222,778
TOTAL REAL ESTATE		830,391
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Energy Co	84,345	380,681
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (b)	24,804	1,239,044
TOTAL UTILITIES		1,619,725
TOTAL SAUDI ARABIA		28,660,289
SINGAPORE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	763,700	2,642,325
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Sea Ltd Class A ADR (b)	41,570	4,437,182
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	608,400	301,128
TOTAL CONSUMER DISCRETIONARY		4,738,310
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	31,004	237,989
Financials - 0.7%
Banks - 0.7%
DBS Group Holdings Ltd	217,758	12,563,928
Oversea-Chinese Banking Corp Ltd	412,452	9,368,114
United Overseas Bank Ltd	154,403	5,221,770
		27,153,812
Capital Markets - 0.0%
Singapore Exchange Ltd	87,800	1,673,837
TOTAL FINANCIALS		28,827,649
Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	164,900	1,295,749
Ground Transportation - 0.0%
ComfortDelGro Corp Ltd	231,300	241,769
Grab Holdings Ltd Class A (b)	307,772	1,077,202
		1,318,971
Industrial Conglomerates - 0.1%
Keppel Ltd	153,000	1,366,437
Machinery - 0.0%
Seatrium Ltd	232,600	389,673
Passenger Airlines - 0.0%
Singapore Airlines Ltd	156,400	938,213
Transportation Infrastructure - 0.0%
SATS Ltd	96,500	355,787
TOTAL INDUSTRIALS		5,664,830
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	26,100	325,200
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	69,748	3,674,039
TOTAL INFORMATION TECHNOLOGY		3,999,239
Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	652,785	1,266,885
Mapletree Pan Asia Commercial Trust	243,300	252,314
Suntec Real Estate Investment Trust	240,800	277,841
		1,797,040
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	449,680	900,699
Frasers Logistics & Commercial Trust (d)	317,600	245,162
Mapletree Industrial Trust	233,300	351,072
Mapletree Logistics Trust	363,300	350,965
		1,847,898
Office REITs - 0.0%
Keppel REIT	351,166	251,909
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	248,145	514,243
City Developments Ltd	60,900	372,460
UOL Group Ltd	49,500	381,958
		1,268,661
Specialized REITs - 0.0%
Keppel DC REIT	217,376	378,005
TOTAL REAL ESTATE		5,543,513
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Kenon Holdings Ltd/Singapore	2,147	146,669
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	95,900	412,474
TOTAL UTILITIES		559,143
TOTAL SINGAPORE		52,212,998
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	197,800	2,452,140
Vodacom Group Ltd	64,971	628,627
TOTAL COMMUNICATION SERVICES		3,080,767
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Naspers Ltd Class N	82,491	4,334,294
Woolworths Holdings Ltd/South Africa	104,941	298,493
		4,632,787
Specialty Retail - 0.0%
Mr Price Group Ltd	28,219	290,593
Pepkor Holdings Ltd (c)(d)	398,930	513,463
		804,056
TOTAL CONSUMER DISCRETIONARY		5,436,843
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	36,397	998,430
Clicks Group Ltd	25,095	335,846
Shoprite Holdings Ltd	52,507	913,253
		2,247,529
Food Products - 0.0%
Tiger Brands Ltd	17,047	285,567
TOTAL CONSUMER STAPLES		2,533,096
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	25,558	316,441
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	83,076	1,145,025
Capitec Bank Holdings Ltd	9,520	2,718,294
Nedbank Group Ltd	48,486	820,169
Standard Bank Group Ltd	142,110	2,829,700
		7,513,188
Financial Services - 0.1%
FirstRand Ltd	575,035	3,439,038
Remgro Ltd	54,043	635,044
		4,074,082
Insurance - 0.0%
Discovery Ltd	65,577	1,042,929
Old Mutual Ltd	506,344	409,586
OUTsurance Group Ltd	92,392	462,454
Sanlam Ltd	175,726	935,559
		2,850,528
TOTAL FINANCIALS		14,437,798
Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,593	358,746
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	36,909	553,789
Materials - 0.4%
Chemicals - 0.0%
Sasol Ltd (b)	63,589	753,556
Metals & Mining - 0.4%
Anglo American PLC	127,107	6,434,347
Gold Fields Ltd	96,552	3,117,948
Harmony Gold Mining Co Ltd	59,080	932,173
Impala Platinum Holdings Ltd	97,510	1,063,463
Northam Platinum Holdings Ltd	37,231	533,108
Pan African Resources PLC (South Africa)	212,801	266,076
Sibanye Stillwater Ltd	307,059	663,620
Valterra Platinum Ltd	28,612	2,142,487
		15,153,222
TOTAL MATERIALS		15,906,778
Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	371,764	397,636
TOTAL SOUTH AFRICA		43,021,894
SPAIN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (c)(d)	61,153	1,899,661
Telefonica SA	428,477	1,769,050
TOTAL COMMUNICATION SERVICES		3,668,711
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	48,586	2,998,581
Specialty Retail - 0.2%
Industria de Diseno Textil SA	121,097	7,903,231
TOTAL CONSUMER DISCRETIONARY		10,901,812
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	119,182	3,637,558
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA	607,677	17,034,348
Banco de Sabadell SA	541,859	2,077,609
Banco Santander SA	1,584,452	22,534,511
Bankinter SA	69,812	1,282,424
CaixaBank SA	409,255	5,944,980
TOTAL FINANCIALS		48,873,872
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	22,537	2,866,536
Transportation Infrastructure - 0.0%
Aena SME SA (c)(d)	79,426	2,443,624
TOTAL INDUSTRIALS		5,310,160
Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	46,860	813,791
Utilities - 0.5%
Electric Utilities - 0.5%
Endesa SA	33,669	1,644,644
Iberdrola SA	665,130	15,838,440
Redeia Corp SA	43,884	773,984
		18,257,068
Gas Utilities - 0.0%
Naturgy Energy Group SA	52,268	1,743,654
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renewables SA	32,463	503,497
TOTAL UTILITIES		20,504,219
TOTAL SPAIN		93,710,123
SWEDEN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	250,651	1,162,942
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	60,004	1,039,514
TOTAL COMMUNICATION SERVICES		2,202,456
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (b)(c)	15,248	1,166,074
Leisure Products - 0.0%
Thule Group AB (c)(d)	11,641	267,486
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares	51,874	950,007
TOTAL CONSUMER DISCRETIONARY		2,383,567
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	11,845	302,649
Food Products - 0.0%
AAK AB	19,689	424,704
Household Products - 0.1%
Essity AB B Shares	62,703	1,825,343
TOTAL CONSUMER STAPLES		2,552,696
Financials - 0.5%
Banks - 0.2%
Norion Bank AB (b)	11,613	71,467
Skandinaviska Enskilda Banken AB A Shares	158,575	3,718,657
Svenska Handelsbanken AB A Shares	167,907	2,567,394
Swedbank AB A1 Shares	97,694	3,908,909
		10,266,427
Capital Markets - 0.1%
Avanza Bank Holding AB	13,021	535,214
EQT AB	39,662	1,348,280
Nordnet AB	14,121	541,279
		2,424,773
Financial Services - 0.2%
Industrivarden AB A Shares	14,083	811,952
Industrivarden AB C Shares	17,933	1,025,636
Investor AB B Shares	196,623	8,486,700
L E Lundbergforetagen AB B Shares	7,925	475,639
		10,799,927
TOTAL FINANCIALS		23,491,127
Health Care - 0.1%
Biotechnology - 0.1%
Swedish Orphan Biovitrum AB B Shares (b)	23,921	1,182,208
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	37,034	188,161
Getinge AB B Shares	23,530	586,631
		774,792
Health Care Technology - 0.0%
Sectra AB B Shares	14,451	405,506
TOTAL HEALTH CARE		2,362,506
Industrials - 0.9%
Aerospace & Defense - 0.0%
Saab AB B Shares	33,951	2,133,407
Building Products - 0.2%
Assa Abloy AB B Shares	106,965	3,969,020
Nibe Industrier AB B Shares	164,710	659,726
		4,628,746
Commercial Services & Supplies - 0.0%
Bravida Holding AB (c)(d)	22,005	303,654
Loomis AB	7,362	405,899
Securitas AB B Shares	54,047	868,412
		1,577,965
Construction & Engineering - 0.0%
Skanska AB B Shares	38,528	1,079,101
Sweco AB B Shares	22,153	311,978
		1,391,079
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	15,226	320,759
Lifco AB B Shares	24,312	827,234
		1,147,993
Machinery - 0.7%
Alfa Laval AB	31,179	1,845,423
Atlas Copco AB A Shares	270,553	5,716,739
Atlas Copco AB B Shares	169,462	3,129,518
Epiroc AB A Shares	67,277	1,724,756
Epiroc AB B Shares	42,392	928,669
Indutrade AB	28,763	721,325
Sandvik AB	115,025	4,301,330
SKF AB B Shares	36,265	981,823
Trelleborg AB B Shares	18,600	825,477
Volvo AB A Shares	20,530	787,376
Volvo AB B Shares	171,608	6,564,306
		27,526,742
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	27,873	1,014,554
Beijer Ref AB B Shares	43,643	614,160
		1,628,714
TOTAL INDUSTRIALS		40,034,646
Information Technology - 0.1%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	315,453	3,103,011
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	226,549	2,236,169
Lagercrantz Group AB B Shares	21,624	508,682
Mycronic AB	16,179	533,172
		3,278,023
TOTAL INFORMATION TECHNOLOGY		6,381,034
Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	27,860	259,518
Containers & Packaging - 0.0%
Billerud AB	23,785	189,711
Metals & Mining - 0.1%
Boliden AB	30,665	1,535,473
SSAB AB B Shares	65,276	685,857
		2,221,330
Paper & Forest Products - 0.0%
Holmen AB B Shares	9,992	338,936
Svenska Cellulosa AB SCA B Shares	62,407	709,453
		1,048,389
TOTAL MATERIALS		3,718,948
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Castellum AB	38,865	546,311
Fabege AB	21,049	165,125
Fastighets AB Balder B Shares (b)	74,207	406,486
Sagax AB B Shares	23,387	410,897
Wallenstam AB B Shares	40,718	177,031
Wihlborgs Fastigheter AB	29,379	238,649
TOTAL REAL ESTATE		1,944,499
TOTAL SWEDEN		85,071,479
SWITZERLAND - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	2,742	2,109,622
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	57,972	13,701,215
Consumer Staples - 0.8%
Food Products - 0.8%
Chocoladefabriken Lindt & Spruengli AG	104	1,200,376
Chocoladefabriken Lindt & Spruengli AG participation certificates	12	1,411,590
Nestle SA	277,885	27,774,903
TOTAL CONSUMER STAPLES		30,386,869
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	22,201	1,951,925
Partners Group Holding AG	2,333	1,939,237
UBS Group AG	321,717	16,932,474
		20,823,636
Insurance - 0.4%
Helvetia Baloise Holding AG	8,254	2,213,454
Swiss Life Holding AG	3,075	3,631,653
Zurich Insurance Group AG	16,548	12,605,079
		18,450,186
TOTAL FINANCIALS		39,273,822
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,331	1,450,702
Straumann Holding AG	12,209	1,511,966
		2,962,668
Life Sciences Tools & Services - 0.1%
Lonza Group AG	7,567	5,262,128
Pharmaceuticals - 0.2%
Galderma Group AG	19,760	4,300,003
Sandoz Group AG	47,470	3,861,250
		8,161,253
TOTAL HEALTH CARE		16,386,049
Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,404	2,240,842
Electrical Equipment - 0.4%
ABB Ltd	165,177	16,296,188
Machinery - 0.1%
Schindler Holding AG participation certificate	4,316	1,359,210
VAT Group AG (c)(d)	2,911	2,167,632
		3,526,842
Marine Transportation - 0.0%
Kuehne + Nagel International AG	5,726	1,456,909
Professional Services - 0.0%
SGS SA	18,293	2,167,238
TOTAL INDUSTRIALS		25,688,019
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	15,245	1,547,788
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	26,936	2,903,910
Givaudan SA	877	3,503,878
Sika AG	17,315	3,895,713
TOTAL MATERIALS		10,303,501
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	8,661	1,411,986
TOTAL SWITZERLAND		140,808,871
TAIWAN - 8.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	410,000	1,763,594
Entertainment - 0.0%
International Games System Co Ltd	28,000	670,375
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	191,000	620,327
Taiwan Mobile Co Ltd	188,000	653,233
		1,273,560
TOTAL COMMUNICATION SERVICES		3,707,529
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	208,000	195,962
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	21,000	247,710
Specialty Retail - 0.0%
Hotai Motor Co Ltd	41,400	710,837
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	26,000	278,233
Feng TAY Enterprise Co Ltd	72,584	153,147
Makalot Industrial Co Ltd	24,000	162,759
Pou Chen Corp	263,000	194,668
		788,807
TOTAL CONSUMER DISCRETIONARY		1,943,316
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	60,000	415,682
Food Products - 0.0%
Lien Hwa Industrial Holdings Corp	135,406	168,112
Uni-President Enterprises Corp	526,000	1,196,661
		1,364,773
TOTAL CONSUMER STAPLES		1,780,455
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	185,000	399,718
Financials - 0.8%
Banks - 0.5%
Chang Hwa Commercial Bank Ltd	948,334	737,612
CTBC Financial Holding Co Ltd	2,122,000	4,237,341
E.Sun Financial Holding Co Ltd	1,742,369	2,079,109
Far Eastern International Bank	486,035	202,446
First Financial Holding Co Ltd	1,255,429	1,426,905
Hua Nan Financial Holdings Co Ltd	1,125,383	1,512,327
Mega Financial Holding Co Ltd	1,262,619	2,070,613
Shanghai Commercial & Savings Bank Ltd/The	491,175	689,131
SinoPac Financial Holdings Co Ltd	1,592,846	1,987,424
Taichung Commercial Bank Co Ltd	455,856	288,498
Taiwan Business Bank	784,478	440,450
Taiwan Cooperative Financial Holding Co Ltd	1,248,711	1,064,539
TS Financial Holding Co Ltd	2,688,641	2,961,850
		19,698,245
Capital Markets - 0.0%
Capital Securities Corp (b)	229,000	239,784
Financial Services - 0.1%
Chailease Holding Co Ltd	188,376	646,985
Yuanta Financial Holding Co Ltd	1,437,226	2,999,717
		3,646,702
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,059,872	3,300,151
Fubon Financial Holding Co Ltd	967,167	3,856,890
KGI Financial Holding Co Ltd	1,829,376	1,729,163
		8,886,204
TOTAL FINANCIALS		32,470,935
Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp	39,269	1,278,157
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	135,000	427,863
TOTAL HEALTH CARE		1,706,020
Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	18,000	602,667
Electrical Equipment - 0.2%
Bizlink Holding Inc	19,000	1,210,277
Chung-Hsin Electric & Machinery Manufacturing Corp	44,000	207,410
Fortune Electric Co Ltd (b)	24,000	518,902
Shihlin Electric & Engineering Corp	35,000	209,725
Tatung Co Ltd (b)	183,000	136,902
Teco Electric and Machinery Co Ltd	134,000	264,746
Voltronic Power Technology Corp	8,000	234,806
Walsin Lihwa Corp	365,000	350,432
		3,133,200
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	412,000	345,404
Machinery - 0.0%
Hiwin Technologies Corp	31,000	288,638
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	117,343	737,801
Wan Hai Lines Ltd	149,145	389,216
Yang Ming Marine Transport Corp	186,000	291,120
		1,418,137
Passenger Airlines - 0.0%
China Airlines Ltd	332,000	230,264
Eva Airways Corp	290,000	387,091
		617,355
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	242,000	194,302
TOTAL INDUSTRIALS		6,599,703
Information Technology - 7.3%
Communications Equipment - 0.1%
Accton Technology Corp	55,000	3,566,590
Ezconn Corp	7,000	244,365
WNC Corp /Taiwan	40,000	268,211
		4,079,166
Electronic Equipment, Instruments & Components - 1.1%
AUO Corp	739,600	541,814
Chroma ATE Inc	43,000	2,702,776
Compeq Manufacturing Co Ltd	117,000	598,884
Compeq Manufacturing Co Ltd rights 7/14/2026 (b)	3,157	0
Delta Electronics Inc	207,000	10,188,635
E Ink Holdings Inc	101,000	584,689
Elite Material Co Ltd	35,000	5,026,678
Fositek Corp	6,000	245,512
Foxconn Technology Co Ltd	111,000	192,282
Gold Circuit Electronics Ltd	38,000	911,217
Hon Hai Precision Industry Co Ltd	1,313,800	10,038,160
Innolux Corp	861,156	1,182,361
Largan Precision Co Ltd	12,000	1,488,303
Lotes Co Ltd	10,000	563,857
Nan Ya Printed Circuit Board Corp	23,000	633,553
Simplo Technology Co Ltd	20,000	216,254
Sinbon Electronics Co Ltd	24,000	217,259
Synnex Technology International Corp	147,000	421,797
Taiwan Union Technology Corp	31,000	1,038,424
Tripod Technology Corp	49,000	550,430
Unimicron Technology Corp	146,044	3,428,218
Wpg Holding Co Ltd (b)	180,400	618,787
WT Microelectronics Co Ltd	69,000	416,640
Yageo Corp	205,396	3,092,913
Zhen Ding Technology Holding Ltd	78,000	979,117
		45,878,560
Semiconductors & Semiconductor Equipment - 5.7%
ADATA Technology Co Ltd	33,000	395,423
Alchip Technologies Ltd	9,000	831,030
AP Memory Technology Corp	15,000	301,154
ASE Technology Holding Co Ltd	380,500	6,496,060
ASPEED Technology Inc	3,300	1,441,930
eMemory Technology Inc	7,000	526,172
Global Unichip Corp	9,000	1,031,080
Globalwafers Co Ltd	27,000	682,288
Hon Precision Inc	9,951	1,846,591
Jentech Precision Industrial Co Ltd	10,000	1,036,284
King Yuan Electronics Co Ltd	127,050	858,517
Kinsus Interconnect Technology Corp	35,000	663,947
LandMark Optoelectronics Corp	9,900	479,193
Macronix International Co Ltd (b)	215,000	646,085
MediaTek Inc	173,000	18,437,854
MPI Corp	9,000	1,433,248
Nanya Technology Corp	141,000	1,508,164
Novatek Microelectronics Corp	66,000	1,043,588
Phison Electronics Corp	19,000	935,526
Powerchip Semiconductor Manufacturing Corp (b)	365,000	597,239
Powertech Technology Inc	75,000	536,470
Realtek Semiconductor Corp	56,000	1,161,800
Silicon Motion Technology Corp ADR	3,656	927,162
Sino-American Silicon Products Inc	62,000	293,619
Taiwan Semiconductor Manufacturing Co Ltd	2,601,000	192,473,015
United Microelectronics Corp	1,275,000	4,772,116
Vanguard International Semiconductor Corp	129,504	593,971
Win Semiconductors Corp	43,000	379,552
Winbond Electronics Corp	335,000	1,292,657
WinWay Technology Co Ltd	3,000	526,810
		244,148,545
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	334,000	296,098
Advantech Co Ltd	54,674	931,733
Asia Vital Components Co Ltd	37,000	2,603,338
Asustek Computer Inc	76,000	1,886,627
AURAS Technology Co Ltd	8,000	218,584
Catcher Technology Co Ltd	60,000	337,228
Chicony Electronics Co Ltd	72,000	234,602
Compal Electronics Inc	446,000	490,709
Gigabyte Technology Co Ltd (b)	57,000	588,541
Inventec Corp	337,000	633,051
King Slide Works Co Ltd	8,000	1,917,863
Lite-On Technology Corp	235,000	1,489,954
Micro-Star International Co Ltd	76,000	329,443
Pegatron Corp	222,000	574,709
Quanta Computer Inc	296,000	2,634,411
Wistron Corp	343,000	1,840,362
Wiwynn Corp	12,629	2,057,053
		19,064,306
TOTAL INFORMATION TECHNOLOGY		313,170,577
Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	438,000	763,061
Formosa Plastics Corp	514,000	864,679
Nan Ya Plastics Corp	616,000	2,928,180
		4,555,920
Construction Materials - 0.0%
Asia Cement Corp	272,000	277,309
TCC Group Holdings Co Ltd	737,667	552,595
		829,904
Metals & Mining - 0.0%
China Steel Corp	1,311,000	767,389
TA Chen Stainless Pipe	227,000	302,793
		1,070,182
TOTAL MATERIALS		6,456,006
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	188,100	255,250
TOTAL TAIWAN		368,489,509
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL	319,517	137,316
True Corp PCL depository receipt	1,405,086	603,851
		741,167
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	27,500	312,206
Advanced Info Service PCL depository receipt	88,100	1,000,194
		1,312,400
TOTAL COMMUNICATION SERVICES		2,053,567
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp PCL depository receipt	317,600	253,436
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	829,000	73,125
Central Plaza Hotel PCL depository receipt	54,700	62,691
Minor International PCL	98,681	69,472
Minor International PCL depository receipt	201,841	142,098
		347,386
Specialty Retail - 0.0%
Home Product Center PCL	187,500	36,369
Home Product Center PCL depository receipt	227,300	44,089
PTT Oil & Retail Business PCL depository receipt	332,100	126,937
		207,395
TOTAL CONSUMER DISCRETIONARY		808,217
Consumer Staples - 0.0%
Beverages - 0.0%
Osotspa PCL depository receipt	147,000	77,126
Thai Beverage PCL	832,700	299,165
		376,291
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	143,900	206,202
CP ALL PCL depository receipt	332,000	475,741
		681,943
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	73,857
Charoen Pokphand Foods PCL depository receipt	250,400	167,975
Thai Union Group PCL depository receipt	203,400	74,094
Thaifoods Group PCL depository receipt	293,500	85,938
		401,864
TOTAL CONSUMER STAPLES		1,460,098
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt (f)	415,600	72,148
PTT Exploration & Production PCL	33,000	147,715
PTT Exploration & Production PCL depository receipt	118,200	529,090
PTT PCL	314,700	362,586
PTT PCL depository receipt	609,300	702,015
Thai Oil PCL depository receipt	93,900	183,645
TOTAL ENERGY		1,997,199
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL depository receipt	61,200	350,163
Kasikornbank PCL depository receipt	125,400	914,450
Kiatnakin Phatra Bank PCL depository receipt	40,400	133,736
Krung Thai Bank PCL	95,600	126,221
Krung Thai Bank PCL depository receipt	283,500	374,307
SCB X PCL	31,400	143,527
SCB X PCL depository receipt	60,100	274,714
Thanachart Capital PCL depository receipt	57,600	134,362
Tisco Financial Group PCL depository receipt	42,900	164,783
TMBThanachart Bank PCL depository receipt	5,130,000	468,643
		3,084,906
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	100,400	114,526
Muangthai Capital PCL depository receipt	72,400	73,784
Srisawad Corp PCL depository receipt	84,400	62,086
TIDLOR Holdings PCL depository receipt	163,200	92,677
		343,073
Insurance - 0.0%
Thai Life Insurance PCL depository receipt	219,300	76,270
TOTAL FINANCIALS		3,504,249
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	239,900	137,709
Bangkok Dusit Medical Services PCL depository receipt	284,400	163,253
Bumrungrad Hospital Pcl	10,800	60,517
Bumrungrad Hospital Pcl depository receipt	30,900	173,149
TOTAL HEALTH CARE		534,628
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL depository receipt (b)	813,700	52,048
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	326,293
Airports of Thailand PCL depository receipt	291,600	553,503
Bangkok Expressway & Metro PCL depository receipt	823,200	166,080
		1,045,876
TOTAL INDUSTRIALS		1,097,924
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	16,000	130,937
Delta Electronics Thailand PCL depository receipt	481,700	3,942,030
TOTAL INFORMATION TECHNOLOGY		4,072,967
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	206,000	135,608
PTT Global Chemical PCL depository receipt	186,900	204,680
		340,288
Construction Materials - 0.0%
Siam Cement PCL/The	13,800	104,670
Siam Cement PCL/The depository receipt	20,200	153,213
		257,883
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	124,700	113,130
TOTAL MATERIALS		711,301
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	153,221
Central Pattana PCL depository receipt	70,400	144,789
WHA Corp PCL depository receipt	775,600	112,312
TOTAL REAL ESTATE		410,322
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	26,400	105,735
Global Power Synergy PCL depository receipt	77,900	119,552
Gulf Development PCL	99,361	197,961
Gulf Development PCL depository receipt	690,537	1,375,785
TOTAL UTILITIES		1,799,033
TOTAL THAILAND		18,449,505
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	129,248	271,858
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	81,381	137,180
Tofas Turk Otomobil Fabrikasi AS	14,324	82,142
		219,322
Household Durables - 0.0%
Arcelik AS (b)	13,976	28,603
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	106,997	47,105
Dogus Otomotiv Servis ve Ticaret AS	9,111	36,506
		83,611
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	171,508	46,921
Isiklar Enerji ve Yapi Holding AS (b)	49,827	175,637
Mavi Giyim Sanayi Ve Ticaret AS Class B (c)(d)	66,183	54,485
		277,043
TOTAL CONSUMER DISCRETIONARY		608,579
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	200,826	92,470
Coca-Cola Icecek AS	92,791	177,796
		270,266
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	94,276	774,246
Migros Ticaret AS	9,874	129,974
Sok Marketler Ticaret AS (b)	29,484	31,644
		935,864
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	21,795	39,582
TOTAL CONSUMER STAPLES		1,245,712
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	97,975	608,752
Financials - 0.1%
Banks - 0.1%
Akbank TAS	334,056	445,701
Haci Omer Sabanci Holding AS	145,175	258,157
Turkiye Is Bankasi AS Class C	903,322	237,052
Yapi ve Kredi Bankasi AS (b)	357,048	246,153
		1,187,063
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	53,222	38,685
Tera Yatirim Menkul Degerler AS	22,368	84,730
		123,415
Consumer Finance - 0.0%
Katilimevim Tasarruf Finansman AS	139,421	456,534
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	769	27,657
Destek Finans Faktoring AS (b)	9,043	324,087
Global Yatirim Holding AS	112,707	38,614
Turkiye Sinai Kalkinma Bankasi AS	241,144	55,517
		445,875
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	72,136	41,291
Turkiye Sigorta AS	391,514	51,824
		93,115
TOTAL FINANCIALS		2,306,002
Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(c)(d)	6,564	55,945
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	128,234	923,596
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	116,270	54,319
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	180,370	332,509
Ral Yatirim Holding AS (b)	14,424	73,306
Tekfen Holding AS	14,775	48,038
		453,853
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	46,513	289,246
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	79,707	39,854
		329,100
Ground Transportation - 0.0%
LDR Turizm AS	26,403	54,091
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	22,237	72,534
		126,625
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	129,090	96,440
Alarko Holding AS	18,842	40,048
Bera Holding AS (b)	64,667	17,392
KOC Holding AS	139,306	577,232
Turkiye Sise ve Cam Fabrikalari AS	129,208	113,495
		844,607
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	3,678	23,608
Turk Traktor ve Ziraat Makineleri AS (b)	2,575	22,339
		45,947
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	25,896	83,379
Turk Hava Yollari AO	58,913	389,293
		472,672
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS	20,603	117,824
TOTAL INDUSTRIALS		3,368,543
Information Technology - 0.0%
IT Services - 0.0%
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	3,540	186,242
Software - 0.0%
MIA Teknoloji AS (b)	29,495	19,130
TOTAL INFORMATION TECHNOLOGY		205,372
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	448,960	27,494
Petkim Petrokimya Holding AS (b)	138,369	55,675
Sasa Polyester Sanayi AS (b)	1,164,125	60,511
		143,680
Construction Materials - 0.0%
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (b)	367,229	37,868
Cimsa Cimento Sanayi VE Ticaret AS	33,316	31,437
Nuh Cimento Sanayi AS	7,048	32,141
Oyak Cimento Fabrikalari AS	133,960	57,228
		158,674
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	3,847	42,219
Eldorado Gold Corp	25,515	770,082
Eregli Demir ve Celik Fabrikalari TAS	380,999	341,080
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	88,348	76,600
TR Anadolu Metal Madencilik Isletmeleri AS (b)	18,622	48,790
Turk Altin Isletmeleri AS (b)	105,616	98,151
		1,376,922
TOTAL MATERIALS		1,679,276
Real Estate - 0.0%
Diversified REITs - 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS (b)	356,367	110,468
Industrial REITs - 0.0%
Reysas Gayrimenkul Yatirim Ortakligi AS (b)	60,363	48,652
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS (b)	38,154	56,927
LYDIA HOLDING AS (b)	8,725	34,244
Tera Yatirim Teknoloji Holding AS (b)	115,332	116,500
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	1,938	72,432
		280,103
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	198,124	74,674
TOTAL REAL ESTATE		513,897
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (c)(d)	24,663	56,521
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	76,526	53,885
Enerya Enerji AS	251,281	48,703
		102,588
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS (b)	25,332	50,191
Margun Enerji Uretim Sanayi VE Ticaret AS	73,187	56,832
		107,023
TOTAL UTILITIES		266,132
TOTAL TURKEY		11,130,068
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Emirates Telecommunications Group Co PJSC	374,659	2,076,792
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	303,104	179,073
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	310,524	338,169
TOTAL CONSUMER DISCRETIONARY		517,242
Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	277,089	439,057
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	152,110	256,761
TOTAL ENERGY		695,818
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	340,783	1,391,708
Abu Dhabi Islamic Bank PJSC	156,417	903,667
Dubai Islamic Bank PJSC	313,910	621,325
Emirates NBD Bank PJSC	265,409	2,182,236
First Abu Dhabi Bank PJSC	476,248	2,515,441
TOTAL FINANCIALS		7,614,377
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	275,262	169,369
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Dubai Investments PJSC	224,621	220,157
Modon Holding PSC (b)	342,785	265,978
		486,135
Passenger Airlines - 0.0%
Air Arabia PJSC	243,319	324,602
Transportation Infrastructure - 0.0%
Salik Co PJSC	200,882	290,959
TOTAL INDUSTRIALS		1,101,696
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	406,642	822,584
Emaar Development PJSC	89,754	316,692
Emaar Properties PJSC	666,948	1,997,394
TOTAL REAL ESTATE		3,136,670
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	964,289	719,344
TOTAL UNITED ARAB EMIRATES		16,031,308
UNITED KINGDOM - 6.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	613,022	1,663,141
Interactive Media & Services - 0.0%
Autotrader Group PLC (c)(d)	88,328	623,700
Rightmove PLC	80,414	503,524
		1,127,224
Media - 0.0%
Informa PLC	136,843	1,633,682
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	2,086,035	3,310,518
TOTAL COMMUNICATION SERVICES		7,734,565
Consumer Discretionary - 0.3%
Broadline Retail - 0.1%
Next PLC	12,243	2,449,500
Diversified Consumer Services - 0.0%
Pearson PLC	64,864	1,094,557
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	183,412	5,815,995
Entain PLC	69,499	508,810
Whitbread PLC	18,121	613,007
		6,937,812
Household Durables - 0.0%
Barratt Redrow PLC	152,574	606,362
Persimmon PLC	34,557	515,576
		1,121,938
Leisure Products - 0.0%
Games Workshop Group PLC	3,572	920,468
Specialty Retail - 0.0%
Kingfisher PLC	181,482	757,132
TOTAL CONSUMER DISCRETIONARY		13,281,407
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	21,975	2,405,384
Diageo PLC	240,133	5,275,322
		7,680,706
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	181,316	878,260
Marks & Spencer Group PLC	221,966	1,213,349
Tesco PLC	688,265	4,530,270
		6,621,879
Food Products - 0.0%
Associated British Foods PLC	30,249	849,831
Household Products - 0.1%
Reckitt Benckiser Group PLC	68,912	4,863,629
Personal Care Products - 0.3%
Unilever PLC	235,113	14,959,672
Tobacco - 0.4%
British American Tobacco PLC	212,930	12,916,535
Imperial Brands PLC	78,740	2,988,252
		15,904,787
TOTAL CONSUMER STAPLES		50,880,504
Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	24,578	825,707
Oil, Gas & Consumable Fuels - 0.0%
DCC Energy plc	9,152	780,780
TOTAL ENERGY		1,606,487
Financials - 2.3%
Banks - 1.8%
Barclays PLC	1,468,106	10,091,079
HSBC Holdings PLC	1,853,406	39,468,858
Lloyds Banking Group PLC	6,284,217	9,712,992
NatWest Group PLC	860,111	8,113,110
Standard Chartered PLC	195,471	5,779,610
		73,165,649
Capital Markets - 0.3%
3i Group PLC	110,504	4,254,160
Aberdeen Group PLC	197,087	639,090
ICG PLC	30,769	782,933
IG Group Holdings PLC	35,795	704,344
London Stock Exchange Group PLC	47,755	5,372,080
Schroders PLC	95,691	758,974
St James's Place PLC	55,854	793,046
		13,304,627
Financial Services - 0.0%
M&G PLC	244,956	1,180,249
Wise Group PLC Class A (United Kingdom)	75,179	897,312
		2,077,561
Insurance - 0.2%
Admiral Group PLC	29,055	1,477,073
Aviva PLC	324,976	3,041,517
Beazley PLC	64,995	1,130,439
Hiscox Ltd	34,612	843,868
Legal & General Group PLC	603,760	2,444,407
Standard Life PLC	86,682	1,078,301
		10,015,605
TOTAL FINANCIALS		98,563,442
Health Care - 1.0%
Health Care Equipment & Supplies - 0.0%
Convatec Group PLC (c)(d)	183,150	552,923
Smith & Nephew PLC	91,967	1,438,636
		1,991,559
Pharmaceuticals - 1.0%
Astrazeneca PLC	167,300	28,482,454
GSK PLC	437,402	11,373,703
		39,856,157
TOTAL HEALTH CARE		41,847,716
Industrials - 1.2%
Aerospace & Defense - 0.7%
Babcock International Group PLC	52,880	798,926
BAE Systems PLC	324,567	9,188,275
Melrose Industries PLC	126,983	777,495
Rolls-Royce Holdings PLC	903,331	18,021,145
		28,785,841
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	256,120	1,179,499
Verisure PLC (b)	24,475	303,965
		1,483,464
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	293,500	2,749,884
Smiths Group PLC	32,727	1,165,328
		3,915,212
Machinery - 0.1%
IMI PLC	25,926	1,025,890
Spirax Group PLC	7,980	746,938
Weir Group PLC/The	27,977	993,930
		2,766,758
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	240,763	1,411,332
Professional Services - 0.2%
Intertek Group PLC	16,608	1,307,192
RELX PLC	191,577	6,738,139
		8,045,331
Trading Companies & Distributors - 0.1%
Bunzl PLC	34,905	1,318,151
Diploma PLC	14,474	1,427,937
Howden Joinery Group PLC	58,092	617,344
		3,363,432
TOTAL INDUSTRIALS		49,771,370
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	40,938	1,947,649
Software - 0.0%
Sage Group PLC/The	99,758	1,308,456
TOTAL INFORMATION TECHNOLOGY		3,256,105
Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	15,107	652,553
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	110,497	658,237
Land Securities Group PLC	80,271	764,576
		1,422,813
Industrial REITs - 0.1%
Segro PLC	145,891	1,897,427
Tritax Big Box REIT PLC	269,397	617,599
		2,515,026
TOTAL REAL ESTATE		3,937,839
Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	130,716	4,129,768
Multi-Utilities - 0.2%
Centrica PLC	499,548	1,043,562
National Grid PLC	537,039	8,595,768
		9,639,330
Water Utilities - 0.1%
Severn Trent PLC	28,669	1,166,114
United Utilities Group PLC	80,245	1,495,717
		2,661,831
TOTAL UTILITIES		16,430,929
TOTAL UNITED KINGDOM		287,962,917
UNITED STATES - 4.4%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (b)	16,852	8,424,989
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy) (b)	218,597	1,250,797
Hotels, Restaurants & Leisure - 0.0%
InterContinental Hotels Group PLC	16,166	2,597,876
TOTAL CONSUMER DISCRETIONARY		3,848,673
Consumer Staples - 0.0%
Food Products - 0.0%
JBS NV Class A	30,362	425,675
JBS NV depository receipt	7,109	99,150
TOTAL CONSUMER STAPLES		524,825
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	35,578	1,020,720
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	1,694,175	12,728,616
DHT Holdings Inc	13,813	256,507
Shell PLC	603,880	27,640,619
		40,625,742
TOTAL ENERGY		41,646,462
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	32,203	5,371,482
Health Care - 2.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	101,477	2,510,270
Legend Biotech Corp ADR (b)	8,999	166,931
		2,677,201
Health Care Equipment & Supplies - 0.1%
Alcon AG	53,865	3,689,831
Life Sciences Tools & Services - 0.0%
ICON PLC (b)	8,225	1,345,322
QIAGEN NV (Germany)	22,313	919,084
		2,264,406
Pharmaceuticals - 1.9%
Belite Bio Inc ADR (b)	2,090	331,495
Haleon PLC	956,490	4,682,555
Novartis AG	197,533	30,892,560
Roche Holding AG	75,779	33,144,232
Roche Holding AG bearer shares	3,107	1,378,156
Sanofi SA	115,058	9,907,838
Structure Therapeutics Inc ADR (b)	7,264	348,963
		80,685,799
TOTAL HEALTH CARE		89,317,237
Industrials - 0.8%
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	28,874	1,192,364
Waste Connections Inc	27,517	4,609,689
		5,802,053
Construction & Engineering - 0.1%
Ferrovial NV	52,297	3,421,779
Electrical Equipment - 0.5%
Schneider Electric SE	58,510	19,658,518
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,139
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	289	753,486
AP Moller - Maersk A/S Series B	467	1,253,955
		2,007,441
Professional Services - 0.1%
Experian PLC	96,905	3,656,198
TOTAL INDUSTRIALS		34,547,128
Information Technology - 0.0%
Software - 0.0%
JFrog Ltd (b)	11,378	907,851
Monday.com Ltd (b)	4,457	388,427
TOTAL INFORMATION TECHNOLOGY		1,296,278
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	9,417	446,422
Holcim AG	54,427	4,943,288
James Hardie Industries PLC depository receipt (b)	62,558	1,614,917
Titan SA (Greece)	4,093	245,904
TOTAL MATERIALS		7,250,531
TOTAL UNITED STATES		192,227,605
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	72,892	2,020,604
TOTAL COMMON STOCKS (Cost $2,789,819,793)		4,222,496,296

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA non-voting shares	47,535	1,122,452
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	16,411	544,699
Volkswagen AG non-voting shares	22,275	1,925,051
TOTAL CONSUMER DISCRETIONARY		2,469,750
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA non-voting shares	17,467	1,523,143
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,704	679,750
TOTAL GERMANY		4,672,643
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co non-voting shares	2,400	324,387
Hyundai Motor Co Series 2	3,932	535,167
TOTAL CONSUMER DISCRETIONARY		859,554
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	1,903	57,089
LG H&H Co Ltd	288	21,417
TOTAL CONSUMER STAPLES		78,506
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd non-voting shares	86,550	10,746,170
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd non-voting shares	867	70,496
TOTAL KOREA (SOUTH)		11,754,726
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,630,264)		17,549,821

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (i) (Cost $2,215,330)	3.64	2,218,000	2,215,779

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	59,267,720	59,279,574
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	5,514,634	5,515,185
TOTAL MONEY MARKET FUNDS (Cost $64,793,965)			64,794,759

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,868,459,352)	4,307,056,655
NET OTHER ASSETS (LIABILITIES) - 0.4% (g)	19,166,471
NET ASSETS - 100.0%	4,326,223,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	324	9/2026	51,553,260	670,986
ICE MSCI Emerging Markets Index Contracts (United States)	344	9/2026	28,247,560	(730,662)
TME S&P/TSX 60 Index Contracts (Canada)	24	9/2026	7,137,426	70,620
TOTAL LONG				10,944

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,919,375 or 1.5% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $65,155,437 or 1.5% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $1,654,150 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,215,779.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	45,818,863	350,683,599	337,223,768	1,454,433	86	794	59,279,574	59,267,720
Fidelity Securities Lending Cash Central Fund	41,947,882	193,675,338	230,107,769	209,046	(266)	-	5,515,185	5,514,634
	87,766,745	544,358,937	567,331,537	1,663,479	(180)	794	64,794,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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